                            Table of Contents

                                     OVERVIEW
                       LETTER TO SHAREHOLDERS       1
                            ECONOMIC SNAPSHOT       2

                          PERFORMANCE SUMMARY
                            RETURN HIGHLIGHTS       4

                        PORTFOLIO AT A GLANCE
                               CREDIT QUALITY       6
                   SIX-MONTH DIVIDEND HISTORY       6
                              TOP FIVE STATES       7
                             TOP FIVE SECTORS       7
             Q&A WITH YOUR PORTFOLIO MANAGERS       8
                            GLOSSARY OF TERMS      11

                               BY THE NUMBERS
                      YOUR FUND'S INVESTMENTS      12
                         FINANCIAL STATEMENTS      60
                NOTES TO FINANCIAL STATEMENTS      66

                       VAN KAMPEN INVESTMENTS
               THE VAN KAMPEN FAMILY OF FUNDS      72
    BOARD OF TRUSTEES AND IMPORTANT ADDRESSES      73

This report must be preceded or accompanied by a prospectus for the fund being offered.

Given the market's ups and downs-- diversifying has never been more important.
              NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

 OVERVIEW

LETTER TO SHAREHOLDERS
June 20, 2002

Dear Shareholder,

We seem to be at an economic crossroads--good news about the economy and earnings have been offset by escalating concerns abroad. Given the market's ups and downs, taking steps so your portfolio can be properly diversified has never been more important. So how do you decide what to do next?

Contact your financial advisor.

Your financial advisor can help you review your current asset allocation and determine whether it remains appropriate for your goals, risk tolerance and time horizon. Remember, while no portfolio is immune to volatility, owning a variety of stock and fixed-income investments may help manage your portfolio's overall risk and improve its long-term performance potential. When reviewing your investment selections with your financial advisor, be sure to keep your long-term goals in mind--don't let short-term volatility distract you from your long-term retirement planning and investment goals.

                  Thank you for your continued trust in Van Kampen. We appreciate the opportunity to help you and your loved ones enjoy life's true wealth--family, friends and life's daily pleasures.

Sincerely,

[SIG]
Richard F. Powers, III
President and CEO
Van Kampen Asset Management Inc.

ECONOMIC SNAPSHOT

THE ECONOMY
THE ECONOMIC RECOVERY APPEARED TO CONTINUE ITS FORWARD PROGRESS THROUGHOUT MAY 2002, ALBEIT AT A SLOWER PACE. EMPLOYMENT AND MANUFACTURING ACTIVITY FOLLOWED RECENT TRENDS AND RECORDED SLIGHT, BUT STEADY, IMPROVEMENT. HOME SALES AND AUTOMOBILE PURCHASES, OFTEN VIEWED AS INDICATORS OF CONSUMER CONFIDENCE IN THE ECONOMY, CONTINUED TO EXPAND BEYOND LEVELS SEEN IN THE FIRST QUARTER.

YET, AFTER THE FIRST QUARTER'S STRONG 5.6 PERCENT GROWTH IN GROSS DOMESTIC PRODUCT, SOME MARKET OBSERVERS PREDICTED ECONOMIC ACTIVITY WOULD SLOW DURING THE SECOND QUARTER--ONCE THE EFFECTS OF TAX REFUNDS, HOME REFINANCING AND WARMER-THAN-ANTICIPATED WEATHER RAN THEIR COURSE.

WHILE UNSEASONABLY WARM TEMPERATURES CONTINUED INTO APRIL--GIVING CONSUMERS AN EARLY START TO THE SUMMER SHOPPING SEASON--MAY'S UNUSUALLY COOL AND WET WEATHER KEPT MANY SHOPPERS AT HOME. SINCE CONSUMERS DRIVE TWO-THIRDS OF U.S. ECONOMIC ACTIVITY, THE EFFECTS OF THIS SPRING SLOWDOWN WERE QUICKLY EVIDENT. FOR EXAMPLE, RETAIL AND AUTO SALES WERE DOWN IN MAY ALTHOUGH, WHEN COMBINED WITH APRIL'S STRONG NUMBERS, THE TWO-MONTH TOTAL WAS STILL AHEAD OF FIRST-QUARTER LEVELS.

INFLATIONARY PRESSURES REMAINED SUBDUED THROUGHOUT THE REPORTING PERIOD THANKS TO DRAMATIC INCREASES IN WORKER PRODUCTIVITY, RECEDING ENERGY PRICES AND UNDER-UTILIZED MANUFACTURING CAPACITY.

U.S. GROSS DOMESTIC PRODUCT

SEASONALLY ADJUSTED ANNUALIZED RATES

(March 31, 2000--March 31, 2002)

[BAR GRAPH]

                                                                      U.S. GROSS DOMESTIC PRODUCT
                                                                      ---------------------------
Mar 00                                                                            4.80
Jun 00                                                                            5.70
Sep 00                                                                            1.30
Dec 00                                                                            1.90
Mar 01                                                                            1.30
Jun 01                                                                            0.30
Sep 01                                                                           -1.30
Dec 01                                                                            1.70
Mar 02                                                                            5.60

Source: Bureau of Economic Analysis

INTEREST RATES AND INFLATION

(May 31, 2000--May 31, 2002)

[LINE GRAPH]

                                                                       INTEREST RATES                       INFLATION
                                                                       --------------                       ---------
May 00                                                                      6.50                               3.20
                                                                            6.50                               3.70
                                                                            6.50                               3.70
Aug 00                                                                      6.50                               3.40
                                                                            6.50                               3.50
                                                                            6.50                               3.40
Nov 00                                                                      6.50                               3.40
                                                                            6.50                               3.40
                                                                            5.50                               3.70
Feb 01                                                                      5.50                               3.50
                                                                            5.00                               2.90
                                                                            4.50                               3.30
May 01                                                                      4.00                               3.60
                                                                            3.75                               3.20
                                                                            3.75                               2.70
Aug 01                                                                      3.50                               2.70
                                                                            3.00                               2.60
                                                                            2.50                               2.10
Nov 01                                                                      2.00                               1.90
                                                                            1.75                               1.60
                                                                            1.75                               1.10
Feb 02                                                                      1.75                               1.10
                                                                            1.75                               1.50
                                                                            1.75                               1.60
May 02                                                                      1.75                               1.20

Interest rates are represented by the closing midline federal funds target rate on the last day of each month. Inflation is indicated by the annual percentage change of the Consumer Price Index for all urban consumers at the end of each month.

Source: Bloomberg

       PERFORMANCE SUMMARY

RETURN HIGHLIGHTS

(as of May 31, 2002)

                                       A SHARES        B SHARES   C SHARES
------------------------------------------------------------------------------
Six-month total return based on
NAV(1)                                    2.40%           2.01%      2.11%
------------------------------------------------------------------------------
Six-month total return(2)                -2.49%          -1.97%      1.11%
------------------------------------------------------------------------------
One-year total return(2)                  0.36%           0.71%      3.69%
------------------------------------------------------------------------------
Five-year average annual total
return(2)                                 4.03%           4.03%      4.29%
------------------------------------------------------------------------------
Ten-year average annual total
return(2)                                 5.85%             N/A        N/A
------------------------------------------------------------------------------
Life-of-Fund average annual total
return(2)                                 6.34%           5.69%(3)    4.91%
------------------------------------------------------------------------------
Commencement date                      01/02/86        07/20/92   12/10/93
------------------------------------------------------------------------------
Distribution rate(4)                      5.79%           5.31%      5.31%
------------------------------------------------------------------------------
Taxable-equivalent distribution
rate(5)                                   9.43%           8.65%      8.65%
------------------------------------------------------------------------------
SEC Yield(6)                              5.95%           5.48%      5.50%
------------------------------------------------------------------------------

    N/A = Not Applicable

(1) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge (4.75% for Class A Shares) or contingent deferred sales charge (CDSC) for Class B and Class C Shares. On purchases of Class A Shares of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. Returns for Class B Shares are calculated without the effect of the maximum 4% CDSC, charged on certain redemptions made within the first and second year of purchase and declining to 0% after the fifth year. Returns for Class C Shares are calculated without the effect of the maximum 1% CDSC, charged on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% for Class A Shares and 1% for Class B and Class C Shares and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2) Assumes reinvestment of all distributions for the period and includes payment of the maximum sales charge (4.75% for Class A Shares) or CDSC for Class B and Class C Shares and combined Rule 12b-1 fees and service fees. On purchases of Class A Shares of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. Returns for Class B Shares are calculated with the effect of the maximum 4% CDSC, charged on certain redemptions made within the first and second year of purchase and declining to 0% after the fifth year. Returns for Class C Shares are calculated with the effect of the maximum 1% CDSC, charged on certain redemptions made within one year of purchase. The combined Rule 12b-1 fees and service fees for Class A Shares is up to .25% and for Class B and Class C Shares is 1%. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(3) Reflects the conversion of Class B Shares into Class A Shares six years after the end of the calendar month in which the shares were purchased. See Footnote 3 in the Notes to Financial Statements for additional information.

(4) Distribution rate represents the monthly annualized distributions of the Fund at the end of the period and not the earnings of the Fund.

(5) Taxable-equivalent calculations reflect a federal income tax rate of 38.6%.

(6) SEC Yield is a standardized calculation prescribed by the Securities and Exchange Commission for determining the amount of net income a portfolio should theoretically generate for the 30-day period ended May 31, 2002.

    A portion of the interest income may be subject to the federal alternative minimum tax (AMT).

    See the Comparative Performance section of the current prospectus. An investment in the Fund is subject to investment risks, and you could lose money on your investment in the Fund. Please review the Risk/Return Summary of the Prospectus for further details on investment risks. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor.

    Market forecasts provided in this report may not necessarily come to pass.

               PORTFOLIO AT A GLANCE

CREDIT QUALITY

(as a percentage of long-term investments)


As of May 31, 2002
- AAA/Aaa............   3.3%   [PIE CHART]
- AA/Aa..............   2.3%
- A/A................   3.6%
- BBB/Baa............   9.1%
- BB/Ba..............   8.1%
- B/B................   0.8%
- CCC/Caa............   0.2%
- Non-Rated..........  72.6%
As of November 30, 2001
- AAA/Aaa............   5.5%   [PIE CHART]
- AA/Aa..............   3.1%
- A/A................   3.6%
- BBB/Baa............   7.5%
- BB/Ba..............   6.1%
- B/B................   1.4%
- CCC/Caa............   0.2%
- Non-Rated..........  72.6%

Based upon the credit quality ratings as issued by Standard & Poor's Credit Market Services/Moody's Investor Services, respectively. Subject to change daily.

SIX-MONTH DIVIDEND HISTORY

(for the six months ending May 31, 2002)

[BAR GRAPH]

12/01                                                                           0.0532
1/02                                                                            0.0532
2/02                                                                            0.0532
3/02                                                                            0.0532
4/02                                                                            0.0532
5/02                                                                            0.0532

The dividend history represents dividends that were paid on the fund's Class A shares and is no guarantee of the fund's future dividends.

TOP FIVE STATES

(as a percentage of long-term investments--May 31, 2002)

Pennsylvania                                                 9.5%
---------------------------------------------------------------------
Florida                                                      9.2%
---------------------------------------------------------------------
Massachusetts                                                7.4%
---------------------------------------------------------------------
Illinois                                                     7.2%
---------------------------------------------------------------------
Texas                                                        6.0%
---------------------------------------------------------------------

Subject to change daily.

TOP FIVE SECTORS

(as a percentage of long-term investments)
[BAR GRAPH]

                                                                        MAY 31, 2002                    NOVEMBER 30, 2001
                                                                        ------------                    -----------------
Other Care                                                                 30.70                              32.10
Health Care                                                                13.30                              12.20
Industrial Revenue                                                         12.70                              11.40
Multi-Family Housing                                                        9.70                               9.20
Tax District                                                                8.20                               7.60

Subject to change daily. All information is provided for informational purposes only and should not be deemed as a recommendation to buy securities in the sectors shown above. Securities are classified by sectors that represent broad groupings of related industries.

Q&A WITH YOUR PORTFOLIO MANAGERS

WE RECENTLY SPOKE WITH THE PORTFOLIO MANAGEMENT TEAM FOR VAN KAMPEN HIGH YIELD MUNICIPAL FUND ABOUT THE KEY EVENTS AND ECONOMIC FORCES THAT SHAPED THE MARKETS AND INFLUENCED THE FUND'S RETURN DURING THE SIX-MONTH PERIOD ENDING MAY 31, 2002. THE FUND IS MANAGED BY THE ADVISER'S MUNICIPAL TEAM. CURRENT MEMBERS(1) OF THE TEAM INCLUDE WAYNE GODLIN, EXECUTIVE DIRECTOR, AND JAMES PHILLIPS, VICE PRESIDENT. THE FOLLOWING DISCUSSION REFLECTS THEIR VIEWS ON THE FUND'S PERFORMANCE.

(1) Team members may change without notice at any time.

Q   HOW WOULD YOU CHARACTERIZE THE
    MARKET ENVIRONMENT OF THE PAST SIX MONTHS, AND HOW DID THE FUND PERFORM IN THAT ENVIRONMENT?

A   The past six months have been
characterized by changing expectations about the future course of the economy. In late 2001, it appeared the economy was poised for a recovery. Early in the new year, however, investor confidence dipped then rose again in the second quarter as signs of economic growth began to appear. The result was a choppy market for both stocks and bonds.

    Throughout the period in review, inflation remained in check and the federal funds target rate, a key short-term lending rate, continued to hold at its 40-year low of just 1.75--reflecting the Federal Reserve Board's efforts to moderate the slowing pace of economic activity.

    Municipal bond supply fluctuated considerably during the course of the past six months. In November and December, issuance soared as borrowers sought to take advantage of prevailing low interest rates. In January and February, issuance dropped off, but rose again in March and April.

    While demand and supply characteristics generally affect the high-yield municipal market to some degree, they typically have a greater effect on investment-grade municipals. This is primarily due to the fact that, historically, the supply of high-yield municipal bonds has been smaller, demand steadier, and volatility lower than the high-grade municipal market. For these reasons, the supply/demand imbalance in the market hindered performance of the high-grade municipal market. We believe this contributed, in part, to high-yield municipal's relative outperformance.

    Strong performance in the airport, healthcare and special tax district sectors also helped to boost performance of high-yield municipals, as did the real estate market, which has held up surprisingly well during the course of the recession. This resulted in a strong inflow of property tax receipts and ongoing stability of municipalities such as local governments.

    In addition, the ratio of high-yield municipal bonds that were upgraded versus those that there were downgraded remained very positive at 3.4 to 1. And while the default rate for the high-yield corporate market has remained high at around 10 percent, the default rate for high-yield municipals continues to be quite low at 1 to 1.5 percent. And the fund itself has historically had an even lower default rate, averaging less than one-half of one percent over the last ten years. Past performance, however, is no guarantee of future results. Keep in mind there is no guarantee that the securities in the sectors mentioned above will continue to perform well or be held by the fund in the future.

    Many high-yield municipal bonds finance what are considered to be essential services, such multi-family housing, long-term care and healthcare projects. These types of services have historically been in demand regardless of how strong or weak the economy may be, making them less sensitive to changes in the health of the economy than the types of projects often funded by high-yield corporate bonds. As a result, the high-yield municipal market has better withstood the faltering economy and experienced fewer defaults.

    For the six months ending May 31, 2002, the fund produced a total return of
2.40 percent. This reflects a decrease in NAV from $10.58 per Class A share on November 30, 2001 to $10.51 per Class A share on May 31, 2002.

    The fund continued to offer a competitive level of tax-exempt income, as its monthly dividend of $.0532 per Class A share translates to a distribution rate of 5.79 percent based on the fund's maximum public offering price on May 31, 2002. Also, because income from the fund is exempt from federal income taxes, this distribution rate is equivalent to a yield of 9.43 percent on a taxable investment for an investor in the 38.6 percent federal income tax bracket.

    Performance information for the fund reflects Class A shares at net asset value including combined Rule 12b-1 fees and service fees of up to 0.25 percent and excluding a maximum sales charge of 4.75 percent; if the maximum sales charge were included, the return would be lower. The return above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Of course, past performance is no guarantee of future results. Performance for other share classes will vary. Investment return and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor.

    By comparison, the Lehman Brothers Municipal Bond Index produced a total return of 2.56 percent for the same period. The Lehman Brothers Municipal Bond Index is an unmanaged, broad-based statistical composite of municipal bonds. Index returns do not include any sales charges or fees that would be paid by an investor purchasing the securities it represents. Such costs would lower performance. It is not possible to invest directly in an index. For additional performance results, please refer to the chart and footnotes on page 4.

Q   WHAT STRATEGIES DID YOU EMPLOY
    IN MANAGING THE FUND?

A   We more aggressively purchased
BBB rated hospital bonds because we believed they were attractive on a value basis. The acute care sector in particular stabilized and while credit spreads have tightened somewhat, we believe there is still more improvement to come in this sector. As of the end of the reporting period, 72.6 percent of the fund's long-term investments were invested in non-rated bonds, 9.1 percent in lower-rated bonds, and the remainder in investment-grade issues--including 5.6 percent in securities rated AA or higher at the time of investment.

    We reduced the fund's exposure to industrial development bonds because of the cyclical nature of these securities. We also reduced the fund's holdings in U.S. Airways and United Airlines--two names which continue to struggle after September 11. However, we marginally increased the fund's exposure to a few airport facility revenue bonds such as Continental and Delta because we believe they have very strong franchises and hub systems as well as excellent management. Lastly, we continued with our strategy of keeping the fund highly diversified and in fact, added to the total number of holdings. We believe that a high level of diversification is essential with this asset class. As of May 31, there were just over 1,000 individual issues in the fund, which now has assets of over $2 billion.

Q   WHAT DO YOU SEE AHEAD
    FOR THE ECONOMY AND THE MUNICIPAL MARKET?

A   We believe the economy will
continue to improve and that the Fed may, in fact, reverse its course and raise short-term interest rates sometime later this year. Because inflation has remained low, we believe that a rise in interest rates could result in a flattening of the yield curve, with the greatest changes occurring on the short end of the curve.

    We also believe credit spreads will tighten in the next twelve to eighteen months. While spreads have remained at historically high levels, we believe they should revert back to more normal levels in the coming months. The combination of spread narrowing and a strengthening economy may bode well for the fund in the year ahead.

                           ANNUAL HOUSEHOLDING NOTICE

To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

GLOSSARY OF TERMS

A HELPFUL GUIDE TO SOME OF THE COMMON TERMS YOU'RE LIKELY TO SEE IN THIS REPORT AND OTHER FINANCIAL PUBLICATIONS.

CLASSES OF SHARES: Most Van Kampen mutual fund shares are typically divided into three groupings, called Class A, Class B, and Class C shares, each with varying fees and sales charges.

CREDIT RATING: An evaluation of a bond issuer's credit history and capability of repaying debt obligations. Standard & Poor's Ratings Group and Moody's Investors Service are two companies that assign credit ratings. Standard & Poor's ratings range from a high of AAA to a low of D, while Moody's ratings range from a high of Aaa to a low of C.

CREDIT SPREAD: Also called quality spread, the difference in yield between higher-quality issues (such as Treasury securities) and lower-quality issues. Normally, lower-quality issues provide higher yields to compensate investors for the additional credit risk.

FEDERAL RESERVE BOARD (THE FED): The governing body of the Federal Reserve System, which is the central bank of the United States. Its policy-making committee, called the Federal Open Market Committee, meets at least eight times a year to establish monetary policy and monitor the economic pulse of the United States.

INVESTMENT-GRADE BONDS: Securities rated BBB and above by Standard & Poor's Ratings Group or Baa and above by Moody's Investors Service. Bonds rated below BBB or Baa are noninvestment grade.

MUNICIPAL BOND: A debt security issued by a state, municipality, or other state or local government entity to finance capital expenditures of public projects, such as the construction of highways, public works, or school buildings. Interest on public-purpose municipal bonds is exempt from federal income taxes and, in some states, from state and local income taxes.

NET ASSET VALUE (NAV): The value of a mutual fund share, calculated by deducting a fund's liabilities from the total assets in its portfolio and dividing this amount by the number of shares outstanding. The NAV does not include any initial or contingent deferred sales charges.

YIELD CURVE: The pattern that results from viewing the yields of U.S. Treasury securities maturing in 1, 5, 10 and 30 years. When grouped together and graphed, a pattern of increasing yield is often reflected as the time-to-maturity extends. This pattern creates an upward sloping "curve." A "flat" yield curve represents little difference between short- and long-term interest rates, while a "negative" yield curve represents decreasing yields as the time-to-maturity extends.

YIELD SPREAD: The additional yield investors can earn by either investing in bonds with longer maturities or by investing in bonds with lower credit ratings. The spread is the difference in yield between bonds with short versus long maturities or the difference in yield between high-quality bonds and lower-quality bonds.

                        BY THE NUMBERS

YOUR FUND'S INVESTMENTS

May 31, 2002 (Unaudited)
THE FOLLOWING PAGES DETAIL YOUR FUND'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           MUNICIPAL BONDS  98.4%
           ALABAMA  0.7%
$ 1,000    Alabama Spl Care Fac Fin Auth Methodist
           Home for the Aging........................  6.300%   06/01/24   $      876,520
  4,500    Alabama St Indl Dev Auth Solid Waste Disp
           Rev Pine City Fiber Co....................  6.450    12/01/23        4,370,310
  1,235    Courtland, AL Indl Dev Brd Solid Waste
           Disp Champion Intl Corp Proj Rfdg.........  6.000    08/01/29        1,209,769
  2,460    Huntsville Carlton Cove, AL Carlton Cove
           Inc Proj Ser A............................  8.000    11/15/19        2,437,073
  5,000    Huntsville Carlton Cove, AL Carlton Cove
           Inc Proj Ser A............................  8.125    11/15/31        4,985,800
  4,000    West Jefferson Cnty, AL Amusement & Pub Pk
           Auth First Mtg Visionland Proj (a)........  6.375    02/01/29          632,000
                                                                           --------------
                                                                               14,511,472
                                                                           --------------
           ALASKA  0.4%
  2,000    Alaska Indl Dev & Expt Auth Williams Lynks
           AK Cargoport (b)..........................  8.125    05/01/31        2,005,820
  6,650    Juneau, AK City & Boro Nonrecourse Saint
           Anns Care Ctr Proj........................  6.875    12/01/25        6,656,849
                                                                           --------------
                                                                                8,662,669
                                                                           --------------
           ARIZONA  2.7%
  6,000    Casa Grande, AZ Indl Dev Auth Casa Grande
           Regl Med Ctr Ser A Rfdg...................  7.250    12/01/19        6,050,100
  3,000    Casa Grande, AZ Indl Dev Auth Casa Grande
           Regl Med Ctr Ser A Rfdg...................  7.625    12/01/29        3,039,510
  1,145    Casa Grande, AZ Indl Dev Auth Rfdg........  8.250    12/01/15        1,127,218
  2,940    Flagstaff, AZ Indl Dev Auth Rev Sr Living
           Cmnty Northern AZ Ser A...................  6.200    09/01/28        2,462,867
  1,465    Maricopa Cnty, AZ Indl Dev Auth Horizon
           Cmnty Learning Ctr Proj...................  7.125    06/01/10        1,525,592
  1,250    Maricopa Cnty, AZ Indl Dev Auth Horizon
           Cmnty Learning Ctr Proj...................  7.950    06/01/23        1,319,300
  5,500    Maricopa Cnty, AZ Indl Dev Auth Multi-
           Family Hsg Rev Natl Hlth Fac II Proj B
           (b).......................................  6.625    07/01/33        5,027,000

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2002 (Unaudited)

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           ARIZONA (CONTINUED)
$ 3,000    Maricopa Cnty, AZ Indl Dev Auth Sr Living
           Fac Rev Christian Care Mesa Inc Proj Ser
           A.........................................  7.750%   04/01/15   $    3,182,940
  1,745    Maricopa Cnty, AZ Indl Dev Christian Care
           Mesa Inc Proj A...........................  7.875    04/01/27        1,815,044
  4,000    Maricopa Cnty, AZ Pollutn Ctl El Paso Elec
           Ser A Rfdg................................  6.375    08/01/15        4,201,880
  1,000    Peoria, AZ Indl Dev Auth Rev Sierra Winds
           Life Ser A Rfdg...........................  6.375    08/15/29          932,330
  2,000    Peoria, AZ Indl Dev Auth Rev Sierra Winds
           Life Ser A Rfdg...........................  6.500    08/15/31        1,892,600
  1,000    Phoenix, AZ Indl Dev Auth Arpt Fac Rev
           America West Airl Inc Proj................  6.250    06/01/19          434,100
  4,000    Pima Cnty, AZ Indl Dev Auth Dev Radisson
           City Ctr Proj Rfdg (b)....................  7.000    12/02/12        4,017,680
  3,000    Pima Cnty, AZ Indl Dev Auth Multi-Family
           Rev Hsg Wilmot Vista Apts Proj Ser A
           (b).......................................  6.625    10/01/28        2,824,080
  2,000    Pima Cnty, AZ Indl Dev Auth Rev La Posada
           at Park Ctr Ser A.........................  7.000    05/15/27        1,995,220
  1,000    Pima Cnty, AZ Indl Dev Auth Ser A.........  7.250    11/15/18          968,300
  1,500    Pima Cnty, AZ Indl Dev Auth Ser A.........  8.250    11/15/22        1,531,455
  1,710    Red Hawk Canyon Cmnty Fac Dist No 2 AZ
           Dist Assmt Rev............................  6.500    12/01/12        1,739,258
  1,035    Scottsdale, AZ Indl Dev Auth Rev First Mtg
           Westminster Vlg Rfdg......................  8.000    06/01/11        1,088,592
  2,000    Scottsdale, AZ Indl Dev Auth Rev First Mtg
           Westminster Vlg Ser A Rfdg................  8.250    06/01/15        2,127,040
  2,845    Tucson, AZ Indl Dev Auth Rev Clarion Santa
           Rita Hotel Ser A Rfdg (b).................  6.375    12/01/16        2,558,480
  3,235    Tucson, AZ Multi-Family Rev Hsg Catalina
           Asstd Living Ser A........................  6.500    07/01/31        3,031,130
                                                                           --------------
                                                                               54,891,716
                                                                           --------------
           ARKANSAS  0.2%
  3,630    Jackson Cnty, AR Hlthcare Fac Brd First
           Mtg Hosp Rev Newport Hosp & Clinic Inc....  7.375    11/01/11        3,651,308
                                                                           --------------

           CALIFORNIA  4.2%
  1,255    Abag Fin Auth For Nonprofit Corps CA Ctf
           Part......................................  6.375    11/15/15        1,246,127
  1,455    Abag Fin Auth For Nonprofit Corps CA Ctf
           Part......................................  6.375    11/15/28        1,355,973

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2002 (Unaudited)

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           CALIFORNIA (CONTINUED)
$ 1,210    California Ed Fac Auth Rev Pacific
           Graduate Sch of Psych.....................  7.600%   11/01/21   $    1,270,076
  2,230    California Ed Fac Auth Rev Pacific
           Graduate Sch of Psych (b).................  8.000    11/01/21        2,373,723
  3,275    California Statewide Cmnty Dev Auth Lease
           Rev Spl Fac Utd Airl Ser A................  5.700    10/01/33        1,769,417
  3,000    California Statewide Cmnty Dev Auth Multi-
           Family Rev Hsg Heritage Pointe Sr Apt Ser
           QQ........................................  7.500    10/01/26        2,986,260
  2,000    California Statewide Cmnty Dev Auth Rev
           Thomas Jefferson Sch of Law...............  7.750    10/01/31        2,026,000
  3,545    California Statewide Cmnty Dev Auth Spl
           Fac Utd Airl Inc..........................  5.625    10/01/34        1,915,470
  2,850    Contra Costa Cnty, CA Multi-Family Hsg Rev
           (b).......................................  6.750    12/01/30        2,698,893
  2,000    Corona, CA Ctf Part Vista Hosp Sys Inc Ser
           B (a).....................................  9.500    07/01/20          740,000
  2,500    Corona, CA Ctf Part Vista Hosp Sys Inc Ser
           C (a).....................................  8.375    07/01/11          925,000
  1,500    Folsom, CA Spl Tax Cmnty Fac Dist No 7
           Rfdg......................................  7.250    09/01/21        1,576,650
    310    Fontana, CA Spl Tax Cmnty Fac Dist 11 Ser
           A Rfdg....................................  6.500    09/01/28          318,379
  2,000    Fontana, CA Spl Tax Cmnty Fac Dist 11 Ser
           B.........................................  6.500    09/01/28        2,054,060
  2,414    Fresno, CA Ctf Part.......................  8.500    05/01/16        2,441,833
    840    Healdsburg, CA Ctf Part Nuestro Hosp Inc
           (a) (b)...................................  6.250    11/01/08          423,368
  2,500    Healdsburg, CA Ctf Part Nuestro Hosp Inc
           (a) (b)...................................  6.375    11/01/28        1,252,275
    950    Indio, CA Pub Fin Auth Rev Tax
           Increment.................................  6.500    08/15/27          984,893
  2,460    Lake Elsinore, CA Pub Fin Auth Loc Agy Rev
           Ser F.....................................  7.100    09/01/20        2,613,676
  1,000    Los Angeles, CA Cmnty Fac Dist Spl Tax No
           3 Cascades Business Pk....................  6.400    09/01/22        1,033,740
  2,060    Los Angeles, CA Regl Arpt Fac Sub Term 6
           Fac Rfdg..................................  5.650    08/01/17        1,693,670
  4,485    Los Angeles, CA Regl Arpt Fac Sublease
           Intl Arpt Rfdg............................  6.350    11/01/25        4,188,362
  2,500    Los Angeles, CA Regl Arpt Impt Corp Lease
           Rev Ser C.................................  6.125    12/01/07        2,389,725

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2002 (Unaudited)

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           CALIFORNIA (CONTINUED)
$ 3,000    Los Angeles, CA Regl Arpt Impt Corp Lease
           Rev Ser C.................................  7.000%   12/01/12   $    2,915,580
  4,500    Los Angeles, CA Regl Arpt Impt Corp Lease
           Rev Ser C.................................  7.500    12/01/24        4,390,425
  4,000    Los Angeles, CA Regl Arpt Lease Fac
           Sublease Continental Airl.................  9.250    08/01/24        4,223,120
  4,500    Millbrae, CA Residential Fac Rev Magnolia
           of Millbrae Proj Ser A....................  7.375    09/01/27        4,646,340
  1,000    Moreno Vly, CA Spl Tax Towngate Cmnty Fac
           Dist 87-1.................................  7.125    10/01/23        1,013,200
  4,000    Perris, CA Cmnty Fac Dist Spl Tax No 01-2
           Ser A.....................................  6.375    09/01/32        3,901,680
  2,000    Perris, CA Pub Fin Auth Loc Agy Rev Ser
           D.........................................  7.875    09/01/25        2,130,660
  2,890    Reedley, CA Ctf Part......................  7.500    10/01/26        2,925,749
  3,020    Richmond, CA Redev Agy Multi-Family Rev
           Ser A.....................................  7.500    09/01/23        3,106,493
  1,825    Sacramento, CA Spl Tax Cmnty Fac Dist No
           97-1 Ser A................................  6.700    09/01/17        1,892,799
  2,000    Sacramento, CA Spl Tax Cmnty Fac Dist No
           97-1 Ser A................................  6.750    09/01/27        2,056,500
  2,500    San Bernardino, CA Assoc Cmnty Fin Auth
           Hlthcare Ctf Part.........................  6.900    05/01/27          750,075
  4,120    San Jose, CA Multi-Family Hsg Rev Helzer
           Courts Apt Ser A..........................  6.400    12/01/41        3,982,351
  1,900    San Luis Obispo, CA Ctf Part Vista Hosp
           Sys Inc (a)...............................  8.375    07/01/29          703,000
  3,000    San Marcos, CA Pub Fac Auth Spl Tax Rev
           Ser A.....................................  6.450    09/01/34        2,992,350
  1,890    Simi Valley, CA Cmnty Dev Agy Coml
           Sycamore Plaza II Rfdg (b)................  6.000    09/01/12        2,004,458
  2,000    Vallejo, CA Ctf Part Touro Univ...........  7.250    06/01/16        2,021,680
                                                                           --------------
                                                                               85,934,030
                                                                           --------------
           COLORADO  4.4%
  1,900    Arvada, CO Multi-Family Rev Hsg Arvada
           Nightingale Proj Rfdg (b).................  6.250    12/01/18        1,795,519
  1,060    Berry Creek Metro Dist CO Rfdg............  7.300    12/01/12        1,071,300
  2,000    Bromley Pk Met Dist CO No 2 Ser B.........  8.050    12/01/32        2,002,440
  3,060    Colorado Ed & Cultural Fac Auth Rev
           Charter Sch Frontier Academy..............  7.375    06/01/31        3,020,373
  1,000    Colorado Ed & Cultural Fac Auth Rev
           Charter Sch Peak to Peak Proj.............  7.500    08/15/21        1,000,820

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2002 (Unaudited)

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           COLORADO (CONTINUED)
$ 3,000    Colorado Ed & Cultural Fac Auth Rev
           Charter Sch Peak to Peak Proj.............  7.625%   08/15/31   $    3,007,320
  2,500    Colorado Ed & Cultural Fac Auth Rev
           Charter Sch Platte Academy Ser A..........  7.250    03/01/32        2,429,900
  1,100    Colorado Hlth Fac Auth Hlth & Residential
           Care Fac Volunteers of Amer Ser A.........  6.000    07/01/29          917,565
  1,000    Colorado Hlth Fac Auth Rev Baptist Home
           Assn Ser A................................  6.250    08/15/13          864,610
  4,250    Colorado Hlth Fac Auth Rev Baptist Home
           Assn Ser A................................  6.375    08/15/24        3,323,755
  3,000    Colorado Hlth Fac Auth Rev Christian
           Living Campus Ser A Rfdg..................  6.750    01/01/30        2,988,600
  3,250    Colorado Hlth Fac Auth Rev Impt Volunteers
           Ser A Rfdg................................  5.875    07/01/28        2,648,782
  1,040    Colorado Hlth Fac Auth Rev Sr Living Fac
           Eaton Terrace Ser A.......................  6.800    07/01/09        1,055,642
  3,250    Colorado Hlth Fac Auth Rev Sr Living Fac
           Eaton Terrace Ser A.......................  7.250    07/01/22        3,205,800
  1,675    Colorado Hsg Fin Auth Single Family Pgm Sr
           B2........................................  6.800    04/01/30        1,817,174
  3,000    Cottonwood Wtr & San Dist CO Ser A Rfdg...  7.750    12/01/20        3,204,420
  1,055    Denver, CO City & Cnty Indl Dev Rev Jewish
           Cmnty Ctr Proj............................  7.375    03/01/09        1,087,494
  1,130    Denver, CO City & Cnty Indl Dev Rev Jewish
           Cmnty Ctr Proj............................  7.500    03/01/14        1,159,629
    815    Denver, CO City & Cnty Indl Dev Rev Jewish
           Cmnty Ctr Proj............................  7.875    03/01/19          842,278
  7,000    Denver, CO City & Cnty Spl Fac Arpt Rev
           United Airl Proj Ser A....................  6.875    10/01/32        4,482,170
  1,665    Denver, CO Urban Renewal Auth Tax
           Increment Rev South Bdwy/Montgomery Ward
           (b).......................................  8.500    05/01/16        1,740,075
  1,800    Eagle Cnty, CO Air Term Corp Rev Arpt Term
           Proj......................................  7.500    05/01/21        1,778,004
  1,380    Eagle Cnty, CO Air Term Corp Ser A........  7.000    05/01/21        1,306,073
  1,455    Eagle Cnty, CO Air Term Corp Ser A........  7.125    05/01/31        1,388,303
  2,930    Eagle Riverview Affordable Hsg Corp CO
           Multi-Family Rev Ser A....................  6.300    07/01/29        2,725,691
  1,735    Eaglebend, CO Affordable Hsg Corp Multi-
           Family Rev Hsg Proj Ser A.................  6.400    07/01/17        1,728,251

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2002 (Unaudited)

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           COLORADO (CONTINUED)
$ 1,500    Eaglebend, CO Affordable Hsg Corp Multi-
           Family Rev Hsg Proj Ser A.................  6.450%   07/01/21   $    1,469,310
  3,000    Elk Vly, CO Pub Impt Pub Impt Fee Ser A...  7.350    09/01/31        2,900,010
  5,305    Fronterra Vlg Met Dist CO.................  8.050    12/01/31        5,179,643
  4,500    La Plata Cnty, CO Rec Fac Rev Durango Mtn
           Resort Proj Ser A Rfdg....................  6.875    02/01/12        4,390,245
  3,975    Lafayette, CO Indl Dev Rev Rocky Mtn Instr
           Proj Ser A................................  7.000    10/01/18        3,482,418
    500    Lafayette, CO Indl Dev Rev Rocky Mtn Instr
           Proj Ser B................................  6.125    10/01/08          466,730
  3,000    Lincoln Pk, CO Met Dist...................  7.750    12/01/26        3,010,170
  2,750    North Range Met Dist No 1 CO (b)..........  7.250    12/15/31        2,670,195
  6,950    Rampart Range Met Dist No 1 CO Rev Rampart
           Range Met Dist No 2 Proj..................  7.750    12/01/26        6,878,623
    129    Skyland Met Dist CO Gunnison Cnty Adj Rfdg
           (g).......................................  8.250    12/01/08           80,947
    750    Snowmass Vlg, CO Multi-Family Hsg Rev Ser
           A Rfdg....................................  8.000    09/01/14          759,142
  2,000    Telluride, CO Hsg Auth Hsg Rev Shandoka
           Apt Proj Rfdg.............................  7.875    06/01/17        2,021,400
  5,000    Vista Ridge Met Dist CO...................  7.500    12/01/31        4,967,700
                                                                           --------------
                                                                               90,868,521
                                                                           --------------
           CONNECTICUT  0.6%
  1,915    Connecticut St Dev Auth First Mtg Gross
           Rev Hlthcare Proj CT Baptist Homes Inc
           Proj (Prerefunded @ 09/01/02).............  8.750    09/01/12        1,983,557
  1,500    Connecticut St Dev Auth Indl Afco Cargo
           Bdl LLC Proj..............................  8.000    04/01/30        1,517,700
    500    Connecticut St Dev Auth Mystic Marinelife
           Aquar Proj Ser A..........................  7.000    12/01/27          506,445
  1,875    Connecticut St Dev Auth Pollutn CT Lt &
           Pwr Ser A Rfdg............................  5.850    09/01/28        1,916,400
  1,655    Greenwich, CT Hsg Auth Multi-Family Rev
           Hsg Greenwich Close Ser B.................  7.500    09/01/27        1,616,306
  1,325    Manchester, CT Redev Agy Multi-Family Mtg
           Rev Bennet Hsg Dev Rfdg (b)...............  7.200    12/01/18        1,357,926
  2,700    New Britain, CT Hsg Auth Multi-Family Rev
           Hsg Franklin Square Manor Proj............  7.000    07/01/21        2,705,427

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2002 (Unaudited)

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           CONNECTICUT (CONTINUED)
$ 1,765    New Haven, CT Indl Fac Rev Adj Govt Ctr
           Thermal Energies..........................  7.250%   07/01/09   $    1,732,136
                                                                           --------------
                                                                               13,335,897
                                                                           --------------
           DELAWARE  0.4%
  1,635    Delaware St Econ Dev Auth Indl Dev Rev
           First Mtg Dover Hlthcare Rfdg.............  7.875    04/01/08        1,637,305
    905    Delaware St Econ Dev Auth Rev Osteopathic
           Hosp Assn of DE Ser A (Prerefunded @
           07/01/04).................................  9.500    01/01/22        1,038,623
  2,055    Sussex Cnty, DE Assisted Living Fac Rev
           Heritage At Milford Proj (b)..............  7.250    07/01/29        1,932,522
  4,360    Wilmington, DE Multi-Family Rent Rev Hsg
           Electra Arms Sr Assoc Proj................  6.250    06/01/28        3,961,322
                                                                           --------------
                                                                                8,569,772
                                                                           --------------
           DISTRICT OF COLUMBIA  0.1%
  1,545    District of Columbia Rev Methodist
           Home Issue................................  6.000    01/01/29        1,302,759
                                                                           --------------

           FLORIDA  9.1%
  1,202    Bobcat Trail Cmnty, FL Dev Dist Cap Impt
           Rev Ser A.................................  7.500    05/01/19        1,249,683
    690    Bobcat Trail Cmnty, FL Dev Dist Cap Impt
           Rev Ser B.................................  6.750    05/01/04          693,809
  3,000    Boca Raton, FL Hsg Auth Mtg Hsg Rev First
           Lien Banyan Place Sr Living Ser A.........  7.150    04/01/31        2,907,210
    910    Boca Raton, FL Hsg Auth Mtg Hsg Rev Second
           Lien Banyan Place Sr Living Ser B.........  8.700    10/01/32          924,050
    710    Collier Cnty, FL Indl Dev Auth Retirement
           Rental Hsg Rev Rfdg....................... 10.750    03/01/03          722,823
  3,960    Fishhawk Cmnty Dev Dist of FL Spl Assmt
           Rev.......................................  7.625    05/01/18        4,230,587
  2,000    Fleming Is Plantation Cmnty Ser B.........  7.375    05/01/31        2,107,880
  4,500    Florida Hsg Fin Corp Multi-Family Hsg
           Whistlers Cove Apt Proj...................  6.500    01/01/39        4,277,205
  4,930    Florida Hsg Fin Corp Rev Hsg Beacon Hill
           Apt Ser C.................................  6.610    07/01/38        4,634,989
  5,450    Florida Hsg Fin Corp Rev Hsg Cypress Trace
           Apt Ser G.................................  6.600    07/01/38        5,177,391
  6,000    Florida Hsg Fin Corp Rev Hsg Westbrook Apt
           Ser U-1...................................  6.450    01/01/39        5,590,200

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2002 (Unaudited)

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           FLORIDA (CONTINUED)
$ 5,930    Florida Hsg Fin Corp Rev Hsg Westchase Apt
           Ser B.....................................  6.610%   07/01/38   $    5,674,536
    760    Fort Walton Beach, FL Indl Dev Rev First
           Mtg Ft Walton Beach Venture Proj.......... 10.500    12/01/16          763,466
  2,000    Greyhawk Landing Cmnty Dev Dist FL Spl
           Assmt Rev Ser A (c).......................  7.000    05/01/33        2,008,160
    930    Heritage Harbor Cmnty Dev Dist FL Rev
           Recntl....................................  7.750    05/01/19          933,608
    900    Heritage Harbor Cmnty Dev Dist FL Rev Spl
           Assmt Ser A...............................  6.700    05/01/19          908,001
  3,000    Hialeah Gardens, FL Indl Dev Rev Waterford
           Convales Ctr Ser A Rfdg...................  8.250    12/01/14        3,092,160
    900    Hillsborough Cnty, FL Aviation Auth Rev
           Spl Purp Delta Airl Rfdg..................  6.800    01/01/24          808,380
  1,500    Hillsborough Cnty, FL Hsg Fin Hsg Clipper
           Cove Apt Proj Ser A.......................  7.375    07/01/40        1,512,585
  1,500    Homestead, FL Indl Dev Rev Brookwood
           Gardens Ctr Proj Ser A Rfdg...............  8.250    12/01/14        1,546,320
  2,000    Jea, FL Elec Sys Rev Ser 3 Ser A (c)......  5.375    10/01/32        2,005,620
  1,140    Lake Bernadette, FL Cmnty Dev Dist Spl
           Assmt Rev Ser A...........................  8.000    05/01/17        1,198,539
  2,185    Lake Saint Charles, FL Cmnty Dev Dist Spl
           Assmt Rev.................................  7.875    05/01/17        2,310,790
  4,850    Largo, FL Sun Coast Hlth Sys Rev Hosp
           Rfdg......................................  6.300    03/01/20        4,462,145
    530    Lee Cnty, FL Indl Dev Auth Econ Rev Encore
           Nursing Ctr Part Rfdg.....................  8.125    12/01/07          548,338
  2,000    Lee Cnty, FL Indl Dev Auth Hlthcare Fac
           Rev Cypress Cove Hlthpk Ser A.............  6.375    10/01/25        1,802,120
  6,115    Leon Cnty, FL Ed Fac Auth Rev Southgate
           Residence Hall Ser A Rfdg.................  6.750    09/01/28        5,466,504
  3,000    Marshall Creek Cmnty Dev Dist FL Spl Assmt
           Ser A (b).................................  7.650    05/01/32        3,106,350
    415    Miami Beach, FL Hlth Fac Auth Hosp Rev Mt
           Sinai Med Ctr FL Proj.....................  5.375    11/15/28          282,802
  2,500    Miami Beach, FL Hlth Fac Auth Hosp Rev Mt
           Sinai Med Ctr Ser A.......................  6.125    11/15/11        2,215,775
  1,000    Miami Beach, FL Hlth Fac Auth Hosp Rev Mt
           Sinai Med Ctr Ser A.......................  6.700    11/15/19          862,830
  4,500    Miami-Dade Cnty, FL Indl Dev Spl Fac
           United Airl Inc Proj......................  6.050    03/01/35        2,477,025

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2002 (Unaudited)

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           FLORIDA (CONTINUED)
$ 2,500    Miromar Lakes Cmnty Dev Dist Ser B........  7.250%   05/01/12   $    2,519,975
  3,000    Mount Dora, FL Hlth Fac Auth Rev Waterman
           Vlg Proj Ser A (c)........................  6.750    08/15/25        2,944,470
  4,055    Mount Dora, FL Hlth Fac Auth Rev Waterman
           Vlg Proj Ser B............................  7.125    08/15/21        4,035,495
  3,000    North Broward, FL Hosp Dist Rev Impt......  6.000    01/15/31        3,035,820
    926    North Springs, FL Impt Dist Spl Assmt
           Rev.......................................  7.000    05/01/19          963,781
  2,545    Northern Palm Beach Cnty Dist FL Wtr Ctl &
           Impt Unit Dev 16 Rfdg.....................  7.500    08/01/24        2,646,240
  1,500    Northern Palm Beach Cnty, FL Impt Wtr Ctl
           & Impt Unit Dev No 43.....................  6.125    08/01/31        1,452,180
    305    Orange Cnty, FL Hlth Fac Auth Rev First
           Mtg Orlando Lutheran Twr Rfdg.............  8.125    07/01/06          315,831
  2,035    Orange Cnty, FL Hlth Fac Auth Rev First
           Mtg Orlando Lutheran Twr Rfdg.............  8.400    07/01/14        2,176,819
  2,075    Orange Cnty, FL Hlth Fac Auth Rev First
           Mtg Orlando Lutheran Twr Rfdg.............  8.625    07/01/20        2,235,916
  2,000    Orange Cnty, FL Hlth Fac Auth Rev First
           Mtg Orlando Lutheran Twr Rfdg.............  8.750    07/01/26        2,143,040
  1,000    Orange Cnty, FL Hlth Fac Auth Rev Hosp
           Adventist Hlth Sys........................  6.375    11/15/20        1,055,520
  2,000    Orange Cnty, FL Hlth Fac Auth Rev Hosp
           Adventist Hlth Sys........................  6.500    11/15/30        2,104,100
  4,000    Orange Cnty, FL Hlth Fac Auth Rev Hosp
           Regl Hlthcare Sys Ser E...................  6.000    10/01/26        4,087,000
  1,000    Orange Cnty, FL Hlth Fac Auth Rev
           Westminster Cmnty Care....................  6.500    04/01/12          907,910
  2,000    Orange Cnty, FL Hlth Fac Auth Rev
           Westminster Cmnty Care....................  6.600    04/01/24        1,722,000
  2,285    Orange Cnty, FL Hsg Fin Auth Hsg Alhambra
           Trace Apt Proj C..........................  7.375    04/01/28        2,505,457
  4,380    Orange Cnty, FL Hsg Fin Auth Multi-Family
           Rev Hsg Governors Manor Apt F-4...........  7.250    10/01/31        4,306,241
    895    Orange Cnty, FL Hsg Fin Auth Multi-Family
           Rev Hsg Lake Davis Apt Proj F-1...........  7.250    10/01/31          879,928
    220    Orange Cnty, FL Hsg Fin Auth Multi-Family
           Rev Hsg Lake Jennie Phase I Proj F-2......  7.250    10/01/31          216,295
    915    Orange Cnty, FL Hsg Fin Auth Multi-Family
           Rev Hsg Lake Jennie Phase II Proj F-3.....  7.250    10/01/31          899,591
    350    Orange Cnty, FL Hsg Fin Auth Multi-Family
           Rev Hsg Mellonville Trace Apt F-5.........  7.250    10/01/31          344,106

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2002 (Unaudited)

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           FLORIDA (CONTINUED)
$ 2,230    Orange Cnty, FL Hsg Fin Auth Multi-Family
           Rev Mtg Hands Inc Proj Ser A (b)..........  7.875%   10/01/15   $    2,525,921
  2,535    Orange Cnty, FL Hsg Fin Auth Multi-Family
           Rev Mtg Hands Inc Proj Ser A (b)..........  8.000    10/01/25        2,784,393
  2,775    Overoaks, FL Cmnty Dev Dist Cap Impt Rev..  8.250    05/01/17        3,024,223
  2,000    Parklands West Cmnty Dev Dist Spl Assmt
           Ser A.....................................  6.900    05/01/32        1,973,680
    885    Parklands West Cmnty Dev Dist Spl Assmt
           Ser B.....................................  6.000    05/01/06          878,716
  2,875    Pine Air Lakes Cmnty Dev Dist FL Spl Assmt
           Rev (c)...................................  7.250    05/01/33        2,886,557
  8,000    Pinellas Cnty, FL Ed Fac Auth Clearwater
           Christian College Ser A Rfdg (b)..........  7.250    09/01/31        7,551,520
  3,000    Pinellas Cnty, FL Ed Fac Auth Rev College
           Harbor Proj Ser A.........................  8.250    12/01/21        3,059,610
  3,500    Pinellas Cnty, FL Ed Fac Auth Rev College
           Harbor Proj Ser A.........................  8.500    12/01/28        3,598,420
    860    Piney Z Cmnty Dev Dist FL Cap Impt Rev Ser
           A.........................................  7.250    05/01/19          901,985
  1,985    Poinciana Cmnty Dev Dist FL Ser A.........  7.125    05/01/31        2,053,860
  4,000    Saddlebrook, FL Cmnty Ser A...............  6.900    05/01/33        3,931,960
  1,000    Saddlebrook, FL Cmnty Ser B...............  6.250    05/01/09          993,030
  1,000    Saint John's Cnty, FL Indl Dev Auth
           Hlthcare Rev Bayview Proj Ser A...........  7.100    10/01/16          940,900
  2,000    Saint John's Cnty, FL Indl Dev Auth
           Hlthcare Rev Bayview Proj Ser A...........  7.100    10/01/26        1,752,360
    235    Santa Rosa Cnty, FL Indl Dev First Mtg
           Sandy Ridge Care Ctr...................... 10.500    04/01/16          237,569
  1,500    Sarasota Cnty, FL Hlth Fac Auth Hlth Fac
           Sunnyside Pptys...........................  6.700    07/01/25        1,192,155
  1,000    Sarasota Cnty, FL Hlth Fac Auth Rev
           Hlthcare Jewish Hsg Council...............  7.375    07/01/16          916,940
  1,500    Sarasota Cnty, FL Hlth Fac Auth Rev
           Hlthcare Manatee Jewish Rfdg..............  7.000    07/01/16        1,329,435
  1,000    Stoneybrook West Cmnty Dev Ser A..........  7.000    05/01/32        1,015,460
    770    Stoneybrook West Cmnty Dev Ser B..........  6.450    05/01/10          775,867
  2,085    Tamarac, FL Indl Dev Rev Sun Belt
           Precision Prods Inc.......................  6.500    08/01/17        1,963,987
  1,395    Tampa Palms, FL Open Space & Trans Cmnty
           Dev Dist Rev Cap Impt Area 7 Proj.........  8.500    05/01/17        1,468,433

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2002 (Unaudited)

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           FLORIDA (CONTINUED)
$ 1,882    Tampa Palms, FL Open Space & Trans Cmnty
           Dev Dist Rev Cap Impt Area 7 Proj.........  7.500%   05/01/18   $    1,971,809
  3,000    Tampa, FL Hosp Rev Cap Impt H Lee Moffitt
           Ser A.....................................  5.750    07/01/29        3,002,970
    763    Tara Cmnty Dev Dist No 1 FL Cap Impt Rev
           Ser B.....................................  6.750    05/01/10          770,149
  2,848    University Square Cmnty Dev Dist FL Cap
           Impt Rev (b)..............................  6.750    05/01/20        2,911,824
  1,000    Vista Lakes Cmnty Dev Dist FL Cap Impt Rev
           Ser A.....................................  7.200    05/01/32        1,028,070
  1,000    Waterchase Cmnty Dev Dist FL Ser A........  6.700    05/01/32          999,280
  3,000    Waterlefe Cmnty Dev Dist FL...............  8.125    10/01/25        2,968,530
  1,525    Westchase East Cmnty, FL Dev Dist Cap Impt
           Rev.......................................  7.500    05/01/17        1,580,052
  1,955    Westchase East Cmnty, FL Dev Dist Cap Impt
           Rev.......................................  7.300    05/01/18        2,073,453
                                                                           --------------
                                                                              185,062,714
                                                                           --------------
           GEORGIA  2.3%
  3,250    Americus Sumter Cnty, GA Hosp Auth Rev
           South GA Methodist Ser A Rfdg.............  6.375    05/15/29        2,911,610
  1,640    Athens Clarke Cnty, GA Residential Care
           Fac for the Elderly Auth Rev..............  6.350    10/01/17        1,490,432
  1,720    Athens Clarke Cnty, GA Residential Care
           Fac for the Elderly Auth Rev..............  6.375    10/01/27        1,503,469
  2,000    Atlanta, GA Tax Alloc Atlantic Sta Proj...  7.750    12/01/14        1,997,620
  3,000    Atlanta, GA Tax Alloc Atlantic Sta Proj...  7.900    12/01/24        2,995,320
  3,740    Atlanta, GA Urban Residential Fin Auth
           Multi-Family Rev John Eagan Proj Ser A....  6.750    07/01/30        3,679,599
    375    Coweta Cnty, GA Residential Care Fac For
           The Elderly Auth Rev First Lien Wesley
           Woods Ser A...............................  7.625    10/01/06          386,816
  1,500    Coweta Cnty, GA Residential Care Fac For
           The Elderly Auth Rev First Lien Wesley
           Woods Ser A...............................  8.200    10/01/16        1,589,760
  1,500    Coweta Cnty, GA Residential Care Fac For
           The Elderly Auth Rev First Lien Wesley
           Woods Ser A...............................  8.250    10/01/26        1,592,535
  4,000    Crisp Cnty, GA Dev Auth Intl Paper Co Proj
           Ser A Rfdg................................  6.200    02/01/20        4,071,400

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2002 (Unaudited)

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           GEORGIA (CONTINUED)
$ 2,380    De Kalb Cnty, GA Residential Care Fac For
           The Elderly Auth Rev First Lein Kings Brdg
           Ser A.....................................  8.150%   07/01/16   $    2,531,535
  2,500    De Kalb Cnty, GA Residential Care Fac For
           The Elderly Auth Rev First Lein Kings Brdg
           Ser A.....................................  8.250    07/01/26        2,664,275
  1,500    Forsyth Cnty, GA Hosp Auth Rev GA Baptist
           Hlthcare Sys Proj.........................  6.250    10/01/18        1,402,395
  2,780    Forsyth Cnty, GA Hosp Auth Rev GA Baptist
           Hlthcare Sys Proj.........................  6.375    10/01/28        2,565,745
  1,210    Fulton Cnty, GA Hsg Auth Multi-Family Hsg
           Rev Azalea Manor Proj (b).................  6.375    02/01/08        1,174,426
  4,000    Fulton Cnty, GA Hsg Auth Multi-Family Hsg
           Rev Azalea Manor Proj Ser A (b)...........  6.500    02/01/28        3,643,600
  1,150    Fulton Cnty, GA Residential Care Fac
           Elderly Auth Rev..........................  6.900    07/01/19        1,126,229
  2,810    Fulton Cnty, GA Residential Care Sr Lien
           RHA Asstd Living Ser A....................  7.000    07/01/29        2,660,311
  2,930    Renaissance on Peachtree Unit Invt Tr Ctf
           GA Custody Ctf (Var Rate Cpn)............. 12.610    10/01/25        3,733,201
  1,000    Richmond Cnty, GA Dev Auth Intl Paper Co
           Proj Ser A Rfdg...........................  6.000    02/01/25          997,440
    300    Richmond Cnty, GA Dev Auth Nursing Home
           Rev Beverly Enterprises GA Proj Rfdg......  8.750    06/01/11          309,309
  2,500    Rockdale Cnty, GA Dev Auth Solid Waste
           Disp Visy Paper Inc Proj..................  7.500    01/01/26        2,520,900
                                                                           --------------
                                                                               47,547,927
                                                                           --------------
           HAWAII  0.1%
  3,205    Hawaii St Dept Trans Spl Fac Continental
           Airl Inc..................................  5.625    11/15/27        2,374,328
                                                                           --------------

           IDAHO  0.2%
  4,090    Idaho Hlth Fac Auth Rev Vly Vista Care Ser
           A Rfdg....................................  7.875    11/15/29        3,980,224
                                                                           --------------

           ILLINOIS  7.1%
  1,475    Bedford Pk, IL Tax Increment Rev 71st &
           Cicero Proj Rfdg..........................  7.375    01/01/12        1,534,855
  4,510    Bolingbrook, IL Spl Svc Area No 01-1......  7.375    07/01/31        4,523,124
  4,000    Bolingbrook, IL Spl Svc Area No 3 Spl Tax
           Lakewood Ridge Proj.......................  7.050    03/01/31        3,898,560

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2002 (Unaudited)

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           ILLINOIS (CONTINUED)
$ 2,000    Carol Stream, IL First Mtg Rev Windsor
           Park Manor Proj Rfdg......................  7.200%   12/01/14   $    2,012,620
    415    Cary, IL Spl Tax Svc Area No 1 Cambridge
           Ser A.....................................  7.500    03/01/10          432,086
  1,185    Cary, IL Spl Tax Svc Area No 1 Cambridge
           Ser A.....................................  7.625    03/01/30        1,248,931
  5,690    Chicago, IL Midway Arpt Rev Drivers Ser
           229 (FSA Insd) (b) (d)....................  7.366    01/01/18        6,068,214
  1,150    Chicago, IL Neighborhoods Alive 21 Pgm Ser
           A (FGIC Insd).............................  6.000    01/01/28        1,233,076
  2,500    Chicago, IL O'Hare Intl Arpt Spl Fac Rev
           Amern Airl Inc Proj Ser A.................  8.200    12/01/24        2,505,100
    790    Chicago, IL O'Hare Intl Arpt Spl Fac Rev
           Delta Airl Inc Rfdg.......................  6.450    05/01/18          745,452
  1,440    Chicago, IL Tax Increment Alloc Read
           Dunning Ser B (ACA Insd)..................  7.250    01/01/14        1,580,141
  1,925    Chicago, IL Tax Increment Alloc Sub Cent
           Loop Redev Ser A (ACA Insd)...............  6.500    12/01/08        2,146,317
  1,500    Clay Cnty, IL Hosp Rev....................  5.900    12/01/28        1,283,235
  3,000    Crestwood, IL Tax Increment Rev Rfdg......  7.250    12/01/08        3,123,360
  3,000    Gilberts, IL Spl Svc Area No 9 Spl Tax Big
           Timber Proj...............................  7.750    03/01/27        3,120,390
  2,500    Godfrey, IL Rev United Methodist Vlg Ser
           A.........................................  5.875    11/15/29        1,869,075
  4,000    Hodgkins, IL Tax Increment Ser A Rfdg.....  7.625    12/01/13        4,227,920
  3,250    Hoopeston, IL Hosp Cap Impt Rev Hoopeston
           Cmnty Mem Hosp Rfdg.......................  6.550    11/15/29        2,973,295
  3,360    Huntley, IL Increment Alloc Rev Huntley
           Redev Proj Ser A..........................  8.500    12/01/15        3,649,128
  2,435    Huntley, IL Spl Svc Area No 6.............  6.750    02/01/25        2,419,343
  2,000    Huntley, IL Spl Svc Area No 7.............  6.300    03/01/28        1,891,700
  4,000    Huntley, IL Spl Svc Area No 10 Ser A......  6.500    03/01/29        3,878,800
    500    Illinois Dev Fin Auth Econ Dev Rev Latin
           Sch of Chicago Proj.......................  5.650    08/01/28          477,250
  2,470    Illinois Dev Fin Auth Hlth Fac Rev Cmnty
           Living Options............................  7.125    03/01/10        2,557,191
  2,000    Illinois Dev Fin Auth Hosp Rev Adventist
           Hlth Sys/Sunbelt Oblig....................  5.650    11/15/24        1,917,760
    480    Illinois Dev Fin Auth Rev Cmnty Fac Clinic
           Altgeld Proj..............................  8.000    11/15/06          388,042

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2002 (Unaudited)

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           ILLINOIS (CONTINUED)
$ 1,750    Illinois Dev Fin Auth Rev Cmnty Fac Clinic
           Altgeld Proj..............................  8.000%   11/15/16   $    1,413,877
  2,000    Illinois Dev Fin Auth Rev Debt
           Restructure-East Saint Louis..............  7.375    11/15/11        2,229,760
  3,100    Illinois Dev Fin Auth Rev Midwestern Univ
           Ser B.....................................  6.000    05/15/31        3,090,607
  3,500    Illinois Ed Fac Auth Rev Lewis Univ.......  6.000    10/01/24        3,332,455
  4,000    Illinois Ed Fac Auth Rev Lewis Univ.......  6.125    10/01/26        3,852,880
  1,000    Illinois Ed Fac Auth Rev Lifelink Corp
           Oblig Group Rfdg..........................  5.850    02/15/20          868,660
  4,295    Illinois Ed Fac Auth Rev Lifelink Corp
           Oblig Group Rfdg..........................  5.700    02/15/24        3,503,646
  4,500    Illinois Ed Fac Auth Rev Peace Mem
           Ministries Proj...........................  7.500    08/15/26        4,565,880
  2,000    Illinois Hlth Fac Auth Rev Cent Baptist
           Home Proj.................................  7.125    11/15/29        1,924,360
  1,475    Illinois Hlth Fac Auth Rev Covenant
           Retirement Cmnty Ser A....................  7.600    12/01/12        1,537,909
  3,000    Illinois Hlth Fac Auth Rev Fairview Oblig
           Group Ser A Rfdg..........................  7.400    08/15/23        3,003,930
  2,250    Illinois Hlth Fac Auth Rev Fairview
           Residence Rockford Ser A..................  6.500    08/15/29        2,001,982
  3,530    Illinois Hlth Fac Auth Rev Friendship Vlg
           Schaumburg Ser A..........................  5.250    12/01/18        2,959,658
  4,000    Illinois Hlth Fac Auth Rev Lutheran Home &
           Svc Inc Proj Ser A........................  7.500    08/15/26        4,069,720
  5,000    Illinois Hlth Fac Auth Rev Lutheran Sr
           Ministries Oblig Ser A....................  7.375    08/15/31        5,020,000
  2,000    Illinois Hlth Fac Auth Rev OSF Hlthcare
           Sys.......................................  6.250    11/15/29        2,064,000
  3,020    Illinois Hlth Fac Auth Rev Proctor Cmnty
           Hosp Proj.................................  7.500    01/01/11        2,993,454
  2,810    Illinois Hsg Dev Auth Rev Homeowner Mtg
           SubSer D-4................................  6.050    08/01/31        2,901,831
  8,425    Illinois St Real Estate Lease Ctf (ACA
           Insd) (e).................................  7.117    06/15/18        9,458,212
    970    Loves Park, IL Rev Hoosier Care Proj Ser
           A.........................................  7.125    06/01/34          889,189
  4,000    Metropolitan Pier & Exposition McCormick
           Pl Expn Proj (FGIC Insd)..................  5.250    12/15/28        3,958,080
  2,250    Montgomery, IL Spl Assmt Impt Lakewood
           Creek Proj................................  7.750    03/01/30        2,388,735

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2002 (Unaudited)

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           ILLINOIS (CONTINUED)
$   765    Peoria, IL Spl Tax Weaverridge Spl Svc
           Area......................................  7.625%   02/01/08   $      806,080
  2,050    Peoria, IL Spl Tax Weaverridge Spl Svc
           Area......................................  8.050    02/01/17        2,202,417
  1,473    Robbins, IL Res Recovery Rev Restructuring
           Proj Ser A (a)............................  8.375    10/15/16            9,430
    577    Robbins, IL Res Recovery Rev Restructuring
           Proj Ser B (a)............................  8.375    10/15/16            3,690
    845    Round Lake Beach, IL Tax Increment Rev
           Rfdg......................................  7.200    12/01/04          866,159
  2,500    Round Lake Beach, IL Tax Increment Rev
           Rfdg......................................  7.500    12/01/13        2,576,750
  2,525    Saint Charles, IL Indl Dev Rev Tri-City
           Ctr Proj (b)..............................  7.500    11/01/13        2,535,428
  3,690    Saint Charles, IL Multi-Family Hsg Rev
           Bonds Wessel Court Proj...................  7.600    04/01/24        3,711,254
  1,950    Saint Charles, IL Spl Svc Area No 21......  6.625    03/01/28        1,884,421
                                                                           --------------
                                                                              144,329,419
                                                                           --------------
           INDIANA  1.5%
  1,500    Anderson Indl Econ Dev Rev Anderson Univ
           Proj......................................  6.375    10/01/26        1,482,480
    398    Carmel, IN Retirement Rental Hsg Rev
           Beverly Enterprises Inc Proj Rfdg.........  8.750    12/01/08          412,766
  1,100    Crawfordsville, IN Redev Cmnty Dist Tax
           Increment Rev (b).........................  7.350    02/01/17        1,120,372
  1,300    Delaware Cnty, IN Redev Dist Tax Increment
           Rev.......................................  6.875    02/01/18        1,297,361
    750    Indiana Hlth Fac Fin Auth Hlth Fac Rev
           Saint Anthony Home........................  7.000    05/15/17          746,535
  1,000    Indiana Hlth Fac Fin Auth Hlth Fac Rev
           Saint Anthony Home........................  7.250    05/15/24        1,000,130
    300    Indiana Hlth Fac Fin Auth Rev Cmnty
           Hartsfield Vlg Proj Ser A.................  6.250    08/15/14          290,280
  3,750    Indiana Hlth Fac Fin Auth Rev Cmnty
           Hartsfield Vlg Proj Ser A.................  6.375    08/15/27        3,507,337
  2,445    Indiana Hlth Fac Fin Auth Rev Hoosier Care
           Proj Ser A................................  7.125    06/01/34        2,243,703
  2,865    Indiana Hlth Fac Fin Auth Rev Metro
           Hlth/IN Inc Proj (a) (f)..................  6.300    12/01/23        1,441,467
  3,000    Indiana Hlth Fac Fin Auth Rev Metro
           Hlth/IN Inc Proj (a) (f)..................  6.400    12/01/33        1,507,560

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2002 (Unaudited)

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           INDIANA (CONTINUED)
$ 2,000    Indianapolis, IN Arpt Auth Rev Spl Fac Fed
           Express Proj Rfdg.........................  5.500%   05/01/29   $    1,863,380
 11,390    Indianapolis, IN Arpt Auth Rev Spl Fac
           United Airl Proj Ser A....................  6.500    11/15/31        7,635,514
    175    Saint Joseph Cnty, IN Redev Dist Tax
           Increment Rev Ser B.......................   *       12/30/10           91,107
    135    Saint Joseph Cnty, IN Redev Dist Tax
           Increment Rev Ser B.......................   *       12/30/11           65,175
    130    Saint Joseph Cnty, IN Redev Dist Tax
           Increment Rev Ser B.......................   *       12/30/12           58,139
    130    Saint Joseph Cnty, IN Redev Dist Tax
           Increment Rev Ser B.......................   *       12/30/13           53,855
    125    Saint Joseph Cnty, IN Redev Dist Tax
           Increment Rev Ser B.......................   *       12/30/14           47,970
    125    Saint Joseph Cnty, IN Redev Dist Tax
           Increment Rev Ser B.......................   *       12/30/15           44,435
    125    Saint Joseph Cnty, IN Redev Dist Tax
           Increment Rev Ser B.......................   *       12/30/16           41,162
    750    South Bend, IN Econ Dev Rev Ser A.........  6.250    11/15/29          646,927
    980    Valparaiso, IN Econ Dev Rev First Mtg
           Whispering Pines Ctr......................  7.500    01/01/07          993,005
  1,405    Valparaiso, IN Econ Dev Rev First Mtg
           Whispering Pines Ctr......................  7.750    01/01/12        1,441,165
  2,045    Valparaiso, IN Econ Dev Rev First Mtg
           Whispering Pines Ctr......................  8.000    01/01/17        2,113,344
    400    Wells Cnty, IN Hosp Auth Rev Caylor Nickel
           Med Ctr Inc Rfdg (Escrowed to Maturity)...  8.500    04/15/03          421,712
                                                                           --------------
                                                                               30,566,881
                                                                           --------------
           IOWA  0.5%
  1,000    Bremer Cnty, IA Hlthcare & Residential Fac
           Rev Proj Rfdg.............................  7.250    11/15/29        1,011,520
  1,500    Cedar Rapids, IA Rev First Mtg Cottage
           Grove Ser A Rfdg..........................  5.875    07/01/28        1,158,270
  3,000    Iowa Fin Auth Cmnty Provider Rev Boys &
           Girls Home Family Proj (ACA Insd).........  6.250    12/01/28        3,087,780
  2,770    Iowa Fin Auth Multi-Family Rev Hsg Pk West
           Proj Rfdg.................................  8.000    10/01/23        2,805,317

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2002 (Unaudited)

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           IOWA (CONTINUED)
$ 2,265    Iowa Fin Auth Retirement Fac Presbyterian
           Homes Mill Pond...........................  6.000%   10/01/33   $    1,940,743
  1,000    Scott Cnty, IA Rev Ridgecrest Vlg Proj Ser
           A.........................................  7.250    11/15/26          992,030
                                                                           --------------
                                                                               10,995,660
                                                                           --------------
           KANSAS  0.6%
  1,000    Lawrence, KS Coml Dev Rev Holiday Inn Sr
           Ser A Rfdg................................  8.000    07/01/16          949,870
  2,000    Lenexa, KS Hlthcare Fac Rev Lakeview Vlg
           Ser B.....................................  6.250    05/15/26        1,833,340
  3,000    Manhattan, KS Coml Dev Rev Holiday Inn Sr
           Ser A Rfdg................................  8.000    07/01/16        2,849,610
  1,150    Olathe, KS Sr Living Fac Rev Aberdeen Vlg
           Inc Ser A.................................  8.000    05/15/30        1,166,042
  3,000    Overland Pk, KS Dev Corp Rev First Tier
           Overland Park Ser A.......................  7.375    01/01/32        3,067,260
  3,125    Shawnee Cnty, KS Rev United Methodist
           Homes Inc Ser A Rfdg......................  6.125    11/15/19        2,677,406
                                                                           --------------
                                                                               12,543,528
                                                                           --------------
           KENTUCKY  0.9%
  7,100    Kenton Cnty, KY Arpt Brd Arpt Rev Spl Fac
           Delta Airl Proj Ser A.....................  7.500    02/01/12        7,052,785
  3,325    Kenton Cnty, KY Arpt Brd Arpt Rev Spl Fac
           Delta Airl Proj Ser A.....................  7.500    02/01/20        3,317,386
    750    Kenton Cnty, KY Arpt Brd Arpt Rev Spl Fac
           Delta Airl Proj Ser A.....................  7.125    02/01/21          732,082
  1,000    Kenton Cnty, KY Arpt Brd Spl Fac Rev
           Mesaba Aviation Inc Proj Ser A............  6.625    07/01/19          919,650
  2,000    Kenton Cnty, KY Arpt Brd Spl Fac Rev
           Mesaba Aviation Inc Proj Ser A............  6.700    07/01/29        1,824,320
  2,000    Louisville & Jefferson Cntys, KY Ser A
           (FSA Insd)................................  5.250    07/01/31        1,946,140
  3,500    Newport, KY Pub Pptys Corp Rev First Mtg
           Pub Pkg & Plaza Ser A-1...................  8.500    01/01/27        3,385,060
                                                                           --------------
                                                                               19,177,423
                                                                           --------------
           LOUISIANA  1.3%
  2,175    Hodge, LA Util Rev........................  9.000    03/01/10        2,177,675
  2,500    Lake Charles, LA Harbor & Terminal Dist
           Port Fac Rev Trunkline Lng Co Rfdg........  7.750    08/15/22        2,600,150

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2002 (Unaudited)

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           LOUISIANA (CONTINUED)
$   200    Louisiana Hsg Fin Agy Rev Multi-Family Hsg
           Plantation Ser A (g)......................  7.200%   01/01/06   $      136,624
  4,675    Louisiana Hsg Fin Agy Rev Multi-Family Hsg
           Plantation Ser A (g)......................  7.125    01/01/28        3,137,860
  3,200    Louisiana Loc Govt Environment Fac Cmnty
           Dev Auth Rev Eunice Student Hsg Fndtn
           Proj......................................  7.375    09/01/33        3,053,568
  2,815    Louisiana Loc Govt Environment Fac
           Hlthcare Saint James Place Ser A Rfdg.....  8.000    11/01/25        2,916,256
  4,000    Louisiana Loc Govt Environment Fac
           Hlthcare Saint James Place Ser A Rfdg.....  8.000    11/01/29        4,143,880
  2,365    Louisiana Pub Fac Auth Hosp Rev Pendelton
           Mem Methodist Hosp........................  6.750    06/01/22        1,982,083
  2,000    Louisiana Pub Fac Auth Hosp Rev Pendelton
           Mem Methodist Hosp........................  5.250    06/01/28        1,393,720
    490    Louisiana Pub Fac Auth Rev Indl Dev
           Beverly Enterprises Inc Rfdg..............  8.250    09/01/08          505,651
  1,000    Louisiana Pub Fac Auth Rev Progressive
           Hlthcare..................................  6.375    10/01/20          805,770
  1,000    Louisiana Pub Fac Auth Rev Progressive
           Hlthcare..................................  6.375    10/01/28          767,630
    625    Port New Orleans, LA Indl Dev Rev Avondale
           Inds Inc Proj Rfdg........................  8.250    06/01/04          638,325
  2,000    Saint Tammany, LA Pub Trust Fin Auth Rev
           Christwood Proj Rfdg......................  5.700    11/15/28        1,772,740
    500    West Feliciana Parish, LA Pollutn Ctl Rev
           Gulf States Util Co Proj Ser A............  7.500    05/01/15          515,240
  1,000    West Feliciana Parish, LA Pollutn Ctl Rev
           Gulf States Util Co Proj Ser B............  9.000    05/01/15        1,027,350
                                                                           --------------
                                                                               27,574,522
                                                                           --------------
           MAINE  0.2%
  2,000    Maine Hlth & Higher Ed Fac Piper Shores
           Ser A.....................................  7.550    01/01/29        2,025,580
  1,500    Maine Vets Homes ME Rev...................  7.750    10/01/20        1,744,170
                                                                           --------------
                                                                                3,769,750
                                                                           --------------
           MARYLAND  1.9%
  1,250    Anne Arundel Cnty, MD Spl Oblig Arundel
           Mills Proj (b)............................  7.100    07/01/29        1,338,350
  1,989    Anne Arundel Cnty, MD Spl Tax Farmington
           Vlg Proj Ser A............................  6.250    06/01/25        1,982,993

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2002 (Unaudited)

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           MARYLAND (CONTINUED)
$ 2,500    Baltimore Cnty, MD Mtg Rev Shelter Elder
           Care Ser A................................  7.250%   11/01/29   $    2,342,450
  1,750    Baltimore Cnty, MD Nursing Fac Eastpoint
           Rehab & Nursing Ctr Ser A (g).............  6.750    04/01/28          840,262
  1,500    Frederick Cnty, MD Spl Oblig Urbana Cmnty
           Dev Auth..................................  6.625    07/01/25        1,518,450
  1,000    Howard Cnty, MD Retirement Cmnty Rev Ser
           A.........................................  7.250    05/15/15        1,004,440
  2,500    Howard Cnty, MD Retirement Cmnty Rev Ser
           A.........................................  7.875    05/15/21        2,618,525
  1,995    Maryland St Cmnty Dev Admin Residential
           Ser B.....................................  5.450    09/01/32        1,980,197
  2,000    Maryland St Econ Dev Corp Afco Cargo BWI
           II LLC Proj...............................  6.500    07/01/24        1,769,020
  3,000    Maryland St Econ Dev Corp MD Golf Course
           Sys.......................................  8.250    06/01/28        2,982,540
  2,000    Maryland St Hlth & Higher Collington
           Episcopal.................................  6.750    04/01/23        2,007,820
 10,000    Maryland St Hlth & Higher Ed Johns Hopkins
           Univ Ser B Rfdg...........................  5.000    07/01/41        9,530,500
    965    Montgomery Cnty, MD Econ Dev Rev Editorial
           Proj In Ed Ser A (b)......................  6.250    09/01/08          942,274
  3,730    Montgomery Cnty, MD Econ Dev Rev Editorial
           Proj In Ed Ser A (b)......................  6.400    09/01/28        3,405,826
  1,365    Montgomery Cnty, MD Spl Oblig West
           Germantown Dev Dist Jr B (b)..............  6.700    07/01/27        1,373,081
  3,000    Prince Georges Cnty, MD Spl Oblig Spl
           Assmt Woodview Ser A......................  8.000    07/01/26        3,312,780
                                                                           --------------
                                                                               38,949,508
                                                                           --------------
           MASSACHUSETTS  7.2%
  1,620    Boston, MA Indl Dev Fin Auth First Mtg
           Springhouse Inc Rfdg......................  5.875    07/01/18        1,417,322
  4,500    Boston, MA Indl Dev Fin Auth First Mtg
           Springhouse Inc Rfdg......................  6.000    07/01/28        3,753,765
  1,500    Massachusetts St Dev Fin Agy Briarwood Ser
           B.........................................  8.000    12/01/18        1,525,530
  2,500    Massachusetts St Dev Fin Agy Briarwood Ser
           B.........................................  8.000    12/01/22        2,507,450
  4,800    Massachusetts St Dev Fin Agy Developmental
           Disabilities Inc (b)......................  8.000    06/01/20        5,168,208

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2002 (Unaudited)

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           MASSACHUSETTS (CONTINUED)
$ 2,000    Massachusetts St Dev Fin Agy First Mtg
           Loomis Cmntys Proj Ser A..................  6.900%   03/01/32   $    1,999,700
  1,025    Massachusetts St Dev Fin Agy Rev Boston
           Architectural Ctr (ACA Insd)..............  6.100    09/01/18        1,065,918
  1,445    Massachusetts St Dev Fin Agy Rev Boston
           Architectural Ctr (ACA Insd)..............  6.250    09/01/28        1,495,662
    950    Massachusetts St Dev Fin Agy Rev Gtr Lynn
           Mental Hlth (b)...........................  7.750    06/01/18          957,353
  1,295    Massachusetts St Dev Fin Agy Rev Gtr Lynn
           Mental Hlth Ser B (b).....................  6.375    06/01/18        1,153,936
  3,945    Massachusetts St Dev Fin Agy Rev Hillcrest
           Ed Ctr Inc................................  6.375    07/01/29        3,785,464
  5,000    Massachusetts St Dev Fin Agy Rev Hlthcare
           Fac Alliance Ser A........................  7.100    07/01/32        4,819,650
  2,380    Massachusetts St Dev Fin Agy Rev Lexington
           Montessori Sch Issue (b)..................  6.625    08/01/29        2,406,894
    715    Massachusetts St Dev Fin Agy Rev Mchsp
           Human Svc Providers Ser A.................  7.500    07/01/10          735,392
    915    Massachusetts St Dev Fin Agy Rev Mchsp
           Human Svc Providers Ser A.................  6.750    07/01/18          836,694
  1,025    Massachusetts St Dev Fin Agy Rev Mchsp
           Human Svc Providers Ser A.................  8.000    07/01/20        1,033,354
  2,470    Massachusetts St Dev Fin Agy Rev Mchsp
           Human Svc Providers Ser C.................  7.750    07/01/30        2,507,667
  5,355    Massachusetts St Dev Fin Agy Rev New
           England Ctr For Children..................  6.000    11/01/19        4,688,838
  3,090    Massachusetts St Dev Fin Agy Rev Whitney
           Academy Issue.............................  7.500    09/01/30        3,030,888
    725    Massachusetts St Hlth & Ed Baystate Fac
           Auth Rev Med Ctr Ser F (c)................  5.500    07/01/22          704,403
  2,500    Massachusetts St Hlth & Ed Fac Auth Rev
           Boston College Issue Ser L................  4.750    06/01/31        2,287,475
  2,000    Massachusetts St Hlth & Ed Fac Auth Rev
           Caritas Christi Oblig Ser B...............  6.250    07/01/22        2,001,300
  3,000    Massachusetts St Hlth & Ed Fac Auth Rev
           Christopher House Ser A Rfdg..............  6.875    01/01/29        2,811,150
  6,800    Massachusetts St Hlth & Ed Fac Auth Rev
           Civic Investments Ser B...................  9.150    12/15/23        6,951,708
  3,000    Massachusetts St Hlth & Ed Fac Auth Rev
           Nichols College Issue Ser C...............  6.125    10/01/29        2,527,680

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2002 (Unaudited)

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           MASSACHUSETTS (CONTINUED)
$ 2,000    Massachusetts St Hlth & Ed Fac Auth Rev
           Partners Hlthcare Sys Ser C...............  5.750%   07/01/32   $    2,015,860
  3,950    Massachusetts St Hlth & Ed Fac Auth Rev
           Saint Mem Med Ctr Ser A...................  6.000    10/01/23        3,516,882
  2,000    Massachusetts St Hlth & Ed Nichols College
           Issue Ser C...............................  6.000    10/01/17        1,802,260
  7,000    Massachusetts St Indl Fin Agy Assisted
           Living Fac Rev............................  8.000    09/01/27        7,534,940
  4,220    Massachusetts St Indl Fin Agy Assisted
           Living Fac Rev Marina Bay LLC Proj........  7.500    12/01/27        4,363,016
  4,000    Massachusetts St Indl Fin Agy Hlthcare Fac
           Rev Metro Hlth Fndtn Inc Proj Ser A.......  6.750    12/01/27        3,669,640
    975    Massachusetts St Indl Fin Agy HMEA
           Issue.....................................  7.000    09/01/12          937,979
    800    Massachusetts St Indl Fin Agy Indl Rev
           Beverly Enterprises Inc/Gloucester &
           Lexington Proj Rfdg.......................  8.375    05/01/09          824,560
    435    Massachusetts St Indl Fin Agy Rev Dimmock
           Cmnty Hlth Ctr............................  8.000    12/01/06          453,074
  1,000    Massachusetts St Indl Fin Agy Rev Dimmock
           Cmnty Hlth Ctr............................  8.375    12/01/13        1,089,330
  3,000    Massachusetts St Indl Fin Agy Rev Dimmock
           Cmnty Hlth Ctr............................  8.500    12/01/20        3,269,760
  2,555    Massachusetts St Indl Fin Agy Rev East
           Boston Neighborhood Proj..................  7.500    07/01/16        2,548,178
  2,560    Massachusetts St Indl Fin Agy Rev East
           Boston Neighborhood Proj..................  7.625    07/01/26        2,500,813
    545    Massachusetts St Indl Fin Agy Rev
           Evergreen Ctr Inc.........................  8.000    11/01/06          566,184
  3,500    Massachusetts St Indl Fin Agy Rev
           Evergreen Ctr Inc (b).....................  9.250    11/01/11        3,575,110
  1,230    Massachusetts St Indl Fin Agy Rev
           Evergreen Ctr Inc.........................  8.375    11/01/13        1,359,089
  2,165    Massachusetts St Indl Fin Agy Rev
           Evergreen Ctr Inc.........................  8.500    11/01/20        2,411,009
  1,005    Massachusetts St Indl Fin Agy Rev First
           Mtg Evanswood Bethzatha Ser A Rfdg (a)....  7.400    01/15/09          585,453
  2,000    Massachusetts St Indl Fin Agy Rev First
           Mtg Evanswood Bethzatha Ser A Rfdg (a)....  7.625    01/15/14        1,122,360
  2,000    Massachusetts St Indl Fin Agy Rev First
           Mtg Evanswood Bethzatha Ser A Rfdg (a)....  7.875    01/15/20        1,104,220

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2002 (Unaudited)

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           MASSACHUSETTS (CONTINUED)
$   920    Massachusetts St Indl Fin Agy Rev First
           Mtg GF/Pilgrim Inc Proj...................  6.500%   10/01/15   $      829,914
  2,000    Massachusetts St Indl Fin Agy Rev First
           Mtg GF/Pilgrim Inc Proj...................  6.750    10/01/28        1,749,380
 11,035    Massachusetts St Indl Fin Agy Rev First
           Mtg Reeds Landing Proj (h)................  7.100    10/01/28       10,590,510
  1,700    Massachusetts St Indl Fin Agy Rev First
           Mtg Stone Institute & Newton..............  7.700    01/01/14        1,752,173
  2,045    Massachusetts St Indl Fin Agy Rev Gtr Lynn
           Mental Hlth (b)...........................  6.200    06/01/08        1,952,116
  6,000    Massachusetts St Indl Fin Agy Rev Gtr Lynn
           Mental Hlth (b)...........................  6.375    06/01/18        5,419,920
    615    Massachusetts St Indl Fin Agy Rev
           Hillcrest Ed Ctr Inc Proj (Escrowed to
           Maturity).................................  8.000    07/01/05          706,168
  3,380    Massachusetts St Indl Fin Agy Rev JRC
           Assisted Living...........................  7.500    07/01/26        3,394,365
  2,600    Massachusetts St Indl Fin Agy Rev
           Montserrat College Art Issue Ser A........  7.000    12/01/27        2,610,712
  2,000    Massachusetts St Indl Fin Agy Rev Sr
           Living Fac Forge Hill Proj................  6.750    04/01/30        1,821,180
  5,000    Massachusetts St Tpk Auth Met Hwy Sys Rev
           Sub Ser A (AMBAC Insd)....................  5.000    01/01/39        4,701,050
  5,500    Massachusetts St Tpk Auth Sr Ser A (MBIA
           Insd).....................................  5.000    01/01/37        5,177,315
                                                                           --------------
                                                                              148,127,921
                                                                           --------------
           MICHIGAN  2.3%
  2,005    Concord Academy Atrm MI...................  8.000    08/01/31        1,889,933
    905    Detroit, MI Loc Dev Fin Auth Tax Increment
           Sr Ser B (b)..............................  6.700    05/01/21          909,145
  3,205    Detroit, MI Loc Dev Fin Auth Tax Increment
           Sub Ser C (b).............................  6.850    05/01/21        3,225,736
     95    George Washington Carver, MI Pub..........  8.000    09/01/17           93,303
  1,975    George Washington Carver, MI Pub..........  8.125    09/01/30        1,936,093
  1,590    Grand Blanc Academy, MI Ctf Part..........  7.750    02/01/30        1,591,097
  3,000    Kalamazoo, MI Econ Dev Corp Rev Econ Dev
           Heritage Ser A............................  7.250    05/15/25        2,957,010
  2,090    Landmark Academy MI Pub Sch...............  8.375    06/01/31        2,054,282
  2,390    Meridian, MI Econ Dev Corp Ltd Oblig Rev
           First Mtg Burcham Hills Ser A Rfdg........  7.500    07/01/13        2,462,441
  3,430    Meridian, MI Econ Dev Corp Ltd Oblig Rev
           First Mtg Burcham Hills Ser A Rfdg........  7.750    07/01/19        3,550,222

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2002 (Unaudited)

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           MICHIGAN (CONTINUED)
$ 2,580    Michigan Muni Bd Auth Rev Pub Sch Academy
           Fac Pgm...................................  8.125%   10/01/31   $    2,586,166
  1,000    Michigan St Hosp Fin Auth Rev Ascension
           Hlth Credit Ser A.........................  6.125    11/15/26        1,046,250
  1,530    Michigan St Hosp Fin Auth Rev Hosp Pontiac
           Osteopathic Ser A Rfdg....................  6.000    02/01/14        1,417,132
  3,000    Michigan St Hosp Fin Auth Rev Hosp Pontiac
           Osteopathic Ser A Rfdg....................  6.000    02/01/24        2,548,200
  3,000    Michigan St Strategic Fd Detroit Edison
           Pollutn Ctl Ser B Rfdg....................  5.650    09/01/29        2,955,810
  1,229    Michigan St Strategic Fd Ltd Oblig Rev
           Great Lakes Pulp & Fiber Proj (a) (i).....  8.000    12/01/27          222,683
  4,000    Michigan St Strategic Fd Solid Genesee Pwr
           Sta Proj Rfdg.............................  7.500    01/01/21        3,893,560
  3,800    Michigan St Trunk Line Ser A Rfdg (MBIA
           Insd).....................................  4.750    11/01/20        3,644,390
  4,500    Wayne Charter Cnty, MI Arpt Rev Detroit
           Metro Wayne Cnty Ser A (MBIA Insd)........  5.000    12/01/28        4,245,480
  3,170    Wayne Charter Cnty, MI Spl Fac Arpt Rev...  6.750    12/01/15        2,943,725
                                                                           --------------
                                                                               46,172,658
                                                                           --------------
           MINNESOTA  3.1%
  5,000    Aitkin, MN Hlth Fac Rev Riverwood Hlthcare
           Ctr Proj..................................  7.750    02/01/31        4,999,200
  1,750    Albertville, MN Multi-Family Rev Hsg
           Cottages Albertville Proj Ser A...........  6.750    09/01/29        1,721,913
  1,020    Austin, MN Multi-Family Rev Hsg Cedars of
           Austin Proj Rfdg..........................  7.500    04/01/17        1,031,638
  2,000    Austin, MN Multi-Family Rev Hsg Cedars of
           Austin Proj Rfdg..........................  7.500    04/01/18        2,022,820
  1,955    Brooklyn Ctr, MN Multi-Family Hsg Rev Four
           Courts Apt Proj Ser A Rfdg................  7.400    12/01/15        1,946,769
  1,220    Brooklyn Ctr, MN Multi-Family Hsg Rev Four
           Courts Apt Proj Ser A Rfdg................  7.500    06/01/25        1,217,353
  2,460    Cambridge, MN Hsg & Hlthcare Fac Rev
           Grandview West Proj Ser A.................  6.000    10/01/28        2,048,221
  2,000    Cambridge, MN Hsg & Hlthcare Fac Rev
           Grandview West Proj Ser B.................  6.000    10/01/33        1,683,400
  1,375    Carlton, MN Hlth & Hsg Fac Inter-Faith
           Social Svc Inc Proj.......................  7.500    04/01/19        1,420,128
  1,250    Carlton, MN Hlth & Hsg Fac Inter-Faith
           Social Svc Inc Proj.......................  7.750    04/01/29        1,303,925

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2002 (Unaudited)

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           MINNESOTA (CONTINUED)
$   750    Chisago City, MN Hlth Fac Rev Part
           Pleasant Heights Proj Ser A Rfdg..........  7.300%   07/01/25   $      760,215
  4,200    Dakota Cnty, MN Hsg & Redev...............  6.250    05/01/29        3,921,036
  2,500    Glencoe, MN Hlthcare Fac Glencoe Regl Hlth
           Svc Proj..................................  7.500    04/01/31        2,570,525
  1,200    Maplewood, MN Hlthcare Fac Rev VOA Care
           Ctr Proj..................................  7.450    10/01/16        1,217,484
  5,500    Minneapolis & Saint Paul, MN Met Northwest
           Airl Proj Ser A...........................  7.000    04/01/25        4,987,455
  1,000    Minneapolis, MN Hlthcare Fac Rev Ebenezer
           Society Proj Ser A........................  7.200    07/01/23          976,640
  1,000    Minneapolis, MN Hlthcare Fac Rev Saint
           Olaf Residence Inc Proj...................  7.100    10/01/23          936,490
    350    Minneapolis, MN Multi-Family Rev Hsg
           Belmont Apt Proj (b)......................  7.250    11/01/16          354,253
  1,320    Minneapolis, MN Multi-Family Rev Hsg
           Belmont Apt Proj (b)......................  7.625    11/01/27        1,340,869
  2,050    Minneapolis, MN Rev Walker Methodist Sr
           Svcs Ser A................................  5.875    11/15/18        1,822,983
  2,750    Minneapolis, MN Rev Walker Methodist Sr
           Svcs Ser A................................  6.000    11/15/28        2,356,365
  2,000    Minnesota Agric & Econ Dev Brd Rev
           Evangelical Luthern Proj..................  6.625    08/01/25        2,113,380
  3,040    New Brighton, MN Rental Hsg Rev Polynesian
           Vlg Apt Proj Ser A Rfdg...................  7.500    10/01/17        3,074,990
    565    New Hope, MN Multi-Family Rev Hsg Broadway
           Lanel Proj Rfdg...........................  7.750    09/01/07          576,379
  2,320    New Hope, MN Multi-Family Rev Hsg Broadway
           Lanel Proj Rfdg...........................  8.000    09/01/18        2,365,147
    620    North Saint Paul, MN Multi-Family Rev Hsg
           Cottages North Saint Paul Rfdg............  9.000    02/01/09          645,922
  2,220    North Saint Paul, MN Multi-Family Rev Hsg
           Cottages North Saint Paul Rfdg............  9.250    02/01/22        2,313,706
  2,825    Saint Louis Park, MN Rev Roitenberg Family
           Assisted Living Ser A.....................  6.750    08/15/21        2,794,688
  4,035    Saint Paul, MN Hsg & Redev Model Cities
           Hlth Ctr Ser A............................  7.250    11/01/26        3,935,618
  1,000    Saint Paul, MN Port Auth Hotel Fac Rev
           Radisson Kellogg Proj Ser 2 Rfdg..........  7.375    08/01/29        1,003,350

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2002 (Unaudited)

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           MINNESOTA (CONTINUED)
$ 2,000    Spring Lake Park, MN Multi-Family Hsg
           Cottages Spring Lake Rfdg (LOC: Zapp Natl
           Bank Saint Cloud).........................  8.375%   01/01/22   $    2,002,280
  2,000    Saint Cloud, MN Hsg & Redev Auth Sterling
           Heights Apts Proj.........................  7.450    10/01/32        2,005,940
                                                                           --------------
                                                                               63,471,082
                                                                           --------------
           MISSISSIPPI  0.6%
  5,585    Mississippi Bus Fin Corp MS Pollutn Ctl
           Rev Sys Energy Res Inc Proj...............  5.875    04/01/22        5,363,499
  4,750    Mississippi Dev Bank Spl Oblig Diamond
           Lakes Utils Ser A Rfdg....................  6.250    12/01/17        4,700,363
  2,575    Ridgeland, MS Urban Renewal Rev The
           Orchard Ltd Proj Ser A Rfdg...............  7.750    12/01/15        2,665,460
                                                                           --------------
                                                                               12,729,322
                                                                           --------------
           MISSOURI  3.1%
  3,600    Ballwin, MO Tax Increment Rev & Impt
           Ballwin Town Ctr Ser A Rfdg (c)...........  6.500    10/01/22        3,549,708
  3,000    Bridgeton, MO Indl Dev Auth Sr Hsg Rev
           Sarah Cmnty Proj..........................  5.900    05/01/28        2,560,230
  3,000    Chesterfield, MO Indl Dev Auth Willows at
           Brooking Pk Proj Ser A (c)................  6.625    12/01/31        2,982,720
  2,755    Ellisville, MO Indl Dev Auth Rev Impt
           Gambrill Gardens Proj Rfdg................  6.200    06/01/29        2,356,903
  1,000    Fenton, MO Tax Increment Rev Impt Gravious
           Bluffs Rfdg...............................  7.000    10/01/21        1,019,080
    770    Ferguson, MO Tax Increment Rev Crossings
           at Halls Ferry Proj.......................  7.250    04/01/07          794,332
  2,000    Ferguson, MO Tax Increment Rev Crossings
           at Halls Ferry Proj.......................  7.625    04/01/17        2,117,740
    766    Ferguson, MO Tax Increment Rev Crossings
           at Halls Ferry Proj.......................  7.625    04/01/18          808,957
  3,610    Good Shepard Nursing Home Dist MO Nursing
           Home Fac Rev Rfdg.........................  5.900    08/15/23        3,195,897
  2,445    Jefferson Cnty, MO Indl Dev Auth Indl Rev
           Cedars Hlthcare Ctr Proj Ser A Rfdg.......  8.250    12/01/15        2,369,303
  2,750    Jefferson Cnty, MO Jr College Dist Student
           Hsg Sys Rev Jefferson College.............  7.250    07/01/31        2,719,860
    681    Kansas City, MO Indl Dev Auth Multi-Family
           Hsg Rev Brentwood Manor Apts Proj A.......  6.950    04/15/15          685,529
  1,520    Kansas City, MO Indl Dev Auth Multi-Family
           Hsg Rev Brentwood Manor Apts Proj B.......  7.250    10/15/38        1,528,314

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2002 (Unaudited)

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           MISSOURI (CONTINUED)
$   475    Kansas City, MO Indl Dev Auth Multi-Family
           Hsg Rev Walnut Grove Apt Proj Ser B.......  7.550%   06/15/12   $      475,599
    990    Kansas City, MO Indl Dev Auth Multi-Family
           Hsg Rev Walnut Grove Apt Proj Ser B.......  7.550    06/15/22          993,604
  3,430    Kansas City, MO Indl Dev Auth Multi-Family
           Hsg Rev Walnut Grove Apt Proj Ser B.......  7.550    06/15/35        3,442,485
  2,930    Kansas City, MO Multi-Family Hsg Rev Vlg
           Green Apt Proj............................  6.250    04/01/30        2,652,060
    375    Missouri St Hlth & Ed Fac Auth Hlth Fac
           Rev Bethesda Ser A (Prerefunded @
           08/15/04).................................  7.500    08/15/12          421,924
  5,000    Nevada, MO Hosp Rev Nevada Regl Med Ctr...  6.750    10/01/31        4,808,500
  4,000    Osage Beach, MO Tax Increment Prewitts
           Point Proj................................  6.750    05/01/23        3,865,200
  3,000    Perry Cnty, MO Nursing Home Rev Rfdg......  5.900    03/01/28        2,455,710
  1,000    Saint Louis, MO Indl Dev Auth Rev Sr Lien
           Saint Louis Convention Ser A..............  6.875    12/15/20        1,005,980
  2,000    Saint Louis, MO Indl Dev Auth Rev Sr Lien
           Saint Louis Convention Ser A..............  7.200    12/15/28        2,011,780
  1,435    Saint Louis, MO Tax Increment Rev Scullin
           Redev Area Ser A.......................... 10.000    08/01/10        1,733,136
  3,325    Saline Cnty, MO Indl Dev Auth Hlth Fac Rev
           John Fitzgibbon Mem Hosp Inc (b)..........  6.500    12/01/28        3,279,148
  4,885    Three Riv Jr College Dist MO Cmnty
           College...................................  7.000    09/01/31        4,491,464
  5,600    Valley Pk, MO Indl Dev Auth Sr Hsg Rev
           Cape Albeon Proj..........................  6.150    12/01/33        4,785,816
                                                                           --------------
                                                                               63,110,979
                                                                           --------------
           MONTANA  0.1%
  2,825    Montana St Brd Invt Res Recovery Rev
           Yellowstone Energy L P Proj...............  7.000    12/31/19        2,443,371
                                                                           --------------

           NEVADA  0.6%
  1,000    Boulder City, NV Hosp Rev Boulder City
           Hosp Inc Proj Rfdg........................  5.850    01/01/22          838,230
  3,920    Clark Cnty, NV Assisted Living Homestead
           Boulder City Proj.........................  6.500    12/01/27        3,493,465
  2,000    Henderson, NV.............................  5.500    04/01/20        2,067,280
  4,000    Henderson, NV Loc Impt Dist No T 13 Ser
           B.........................................  6.900    03/01/22        4,007,600

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2002 (Unaudited)

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           NEVADA (CONTINUED)
$   775    Las Vegas, NV Spl Impt Dist No 505 Elkhorn
           Springs...................................  8.000%   09/15/13   $      809,240
    325    Nevada St Dept Commerce Hlth Fac Rev
           Washoe Convalescent Ctr Proj Rfdg.........  8.125    06/01/03          324,945
                                                                           --------------
                                                                               11,540,760
                                                                           --------------
           NEW HAMPSHIRE  2.0%
  4,845    New Hampshire Higher Ed & Hlth Daniel
           Webster College Issue.....................  6.300    07/01/29        4,442,429
    435    New Hampshire Higher Ed & Hlth Fac Auth
           Rev Colby-Sawyer College Issue............  7.200    06/01/12          459,760
  2,565    New Hampshire Higher Ed & Hlth Fac Auth
           Rev Colby-Sawyer College Issue............  7.500    06/01/26        2,668,241
    465    New Hampshire Higher Ed & Hlth Fac Auth
           Rev First Mtg Odd Fellows Home Rfdg.......  8.000    06/01/04          471,942
  2,000    New Hampshire Higher Ed & Hlth Fac Auth
           Rev First Mtg Odd Fellows Home Rfdg.......  9.000    06/01/14        2,256,180
  1,000    New Hampshire Higher Ed & Hlth Fac Auth
           Rev Havenwood-Heritage Heights............  7.350    01/01/18        1,013,560
  4,825    New Hampshire Higher Ed & Hlth Fac Auth
           Rev Havenwood-Heritage Heights............  7.450    01/01/25        4,872,623
  2,215    New Hampshire Higher Ed & Hlth Fac Auth
           Rev Hlthcare Visiting Nurse (b)...........  7.250    09/01/23        2,253,585
  2,000    New Hampshire Higher Ed & Hlth Fac Auth
           Rev New England College...................  6.125    03/01/19        1,859,380
  1,295    New Hampshire Higher Ed & Hlth Fac Auth
           Rev New London Hosp Assn Proj.............  7.500    06/01/05        1,373,218
  1,000    New Hampshire Higher Ed & Hlth Fac Auth
           Rev Riverwoods at Exeter Ser A............  6.500    03/01/23          986,430
  3,175    New Hampshire Higher Ed & Hlth Fac Auth
           Rev Vly Regl Hosp (b).....................  7.350    04/01/23        3,187,002
  1,000    New Hampshire Hlth & Ed Fac Auth Rev NH
           College Issue.............................  7.500    01/01/31        1,042,890
  6,315    New Hampshire Hlth & Ed Fac Daniel Webster
           College Issue.............................  7.500    07/01/31        6,179,291
  3,410    New Hampshire St Business Fin Auth Elec
           Fac Rev Plymouth Cogeneration (b).........  7.750    06/01/14        3,439,497
  3,000    New Hampshire St Business Fin Auth Rev
           Alice Peck Day Hlth Systems Ser A Rfdg....  7.000    10/01/29        2,852,940

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2002 (Unaudited)

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           NEW HAMPSHIRE (CONTINUED)
$   725    New Hampshire St Hsg Fin Auth Single
           Family Rev Mtg Acquisition Ser G..........  6.300%   01/01/26   $      749,860
  1,020    New Hampshire St Hsg Fin Auth Single
           Family Rev Ser D..........................  5.900    07/01/28        1,036,504
                                                                           --------------
                                                                               41,145,332
                                                                           --------------
           NEW JERSEY  4.5%
  4,990    Camden Cnty, NJ Impt Auth Lease Rev
           Dockside Refrig (a) (b) (f)...............  8.400    04/01/24        4,478,525
  4,500    Camden Cnty, NJ Impt Auth Lease Rev Kaighn
           PT Marine Term Ser A (Asset Gty Insd) (a)
           (f).......................................  8.000    06/01/27        1,417,500
  3,000    New Jersey Econ Dev Auth Assisted Living
           Rev Meridian Assisted Living Proj.........  6.750    08/01/30        2,656,380
  6,000    New Jersey Econ Dev Auth Cedar Crest Vlg
           Inc Fac Ser A.............................  7.250    11/15/21        5,950,320
    500    New Jersey Econ Dev Auth Econ Dev Rev
           Green Acres Manor Inc Ser A Rfdg..........  8.000    01/01/09          502,875
  1,000    New Jersey Econ Dev Auth Econ Dev Rev
           Green Acres Manor Inc Ser A Rfdg..........  8.250    01/01/17        1,007,150
    105    New Jersey Econ Dev Auth Econ Dev Rev
           Zirbser Greenbriar Inc Ser A Rfdg
           (Escrowed to Maturity) (b)................  7.375    07/15/03          110,895
    915    New Jersey Econ Dev Auth Econ Dev Rev
           Zirbser Greenbriar Inc Ser A Rfdg
           (Prerefunded @ 07/15/03) (b)..............  7.750    07/15/08          988,420
    250    New Jersey Econ Dev Auth First Mtg Cranes
           Mill Ser A................................  7.000    02/01/10          256,530
  1,500    New Jersey Econ Dev Auth First Mtg Cranes
           Mill Ser A................................  7.375    02/01/17        1,550,280
  3,500    New Jersey Econ Dev Auth First Mtg Cranes
           Mill Ser A................................  7.500    02/01/27        3,625,335
  2,355    New Jersey Econ Dev Auth First Mtg
           Franciscan Oaks Proj......................  5.750    10/01/23        2,005,754
    600    New Jersey Econ Dev Auth First Mtg
           Hamilton Cont Care Ser A..................  8.350    11/01/30          609,930
  1,500    New Jersey Econ Dev Auth First Mtg
           Presbyterian Ser A........................  6.250    11/01/20        1,491,960
  1,500    New Jersey Econ Dev Auth First Mtg
           Presbyterian Ser A........................  6.375    11/01/31        1,493,385
  2,500    New Jersey Econ Dev Auth First Mtg
           Seashore Gardens Proj.....................  8.000    04/01/23        2,506,725

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2002 (Unaudited)

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           NEW JERSEY (CONTINUED)
$ 3,500    New Jersey Econ Dev Auth First Mtg
           Seashore Gardens Proj.....................  8.000%   04/01/31   $    3,483,760
  6,000    New Jersey Econ Dev Auth First Mtg
           Seashore Gardens Proj.....................  7.750    04/01/33        5,788,380
  1,000    New Jersey Econ Dev Auth Holt Hauling &
           Warehsg Rev Ser G Rfdg (a)................  8.400    12/15/15          897,500
  1,000    New Jersey Econ Dev Auth Retirement Cmnty
           Rev Ser A.................................  8.125    11/15/18        1,039,730
  1,440    New Jersey Econ Dev Auth Retirement Cmnty
           Rev Ser A.................................  8.125    11/15/23        1,507,853
    500    New Jersey Econ Dev Auth Rev First Mtg
           Fellowship Vlg Proj Ser A (Prerefunded @
           01/01/05).................................  8.500    01/01/10          578,540
  1,000    New Jersey Econ Dev Auth Rev First Mtg
           Fellowship Vlg Proj Ser A (Prerefunded @
           01/01/05).................................  9.250    01/01/25        1,174,920
    975    New Jersey Econ Dev Auth Rev First Mtg
           Millhouse Proj Ser A......................  8.250    04/01/10        1,002,846
  2,060    New Jersey Econ Dev Auth Rev First Mtg
           Millhouse Proj Ser A......................  8.500    04/01/16        2,139,351
  1,540    New Jersey Econ Dev Auth Rev First Mtg
           Winchester Gardens Ser A..................  7.500    11/01/05        1,575,528
  1,100    New Jersey Econ Dev Auth Rev First Mtg
           Winchester Gardens Ser A..................  8.500    11/01/16        1,173,568
  1,500    New Jersey Econ Dev Auth Rev First Mtg
           Winchester Gardens Ser A..................  8.625    11/01/25        1,596,765
  1,765    New Jersey Econ Dev Auth Rev Kullman Assoc
           LLC Proj Ser A............................  6.125    06/01/18        1,591,712
    920    New Jersey Econ Dev Auth Rev Kullman Assoc
           LLC Proj Ser A............................  6.750    07/01/19          872,859
  2,500    New Jersey Econ Dev Auth Rev Sr Living Fac
           Esplandade................................  7.000    06/01/39        2,076,725
    750    New Jersey Econ Dev Auth Rev Sr Mtg Arbor
           Glen Proj Ser A (Escrowed to Maturity)....  8.000    05/15/04          811,890
  5,500    New Jersey Econ Dev Auth Rev Sr Mtg Arbor
           Glen Proj Ser A Rfdg......................  6.000    05/15/28        4,573,305
  1,000    New Jersey Econ Dev Auth Ser A............  8.000    11/15/15        1,052,860
  2,000    New Jersey Econ Dev Auth Ser A............  8.250    11/15/30        2,103,300
  5,000    New Jersey Econ Dev Auth Spl Fac Rev
           Continental Airl Inc Proj.................  6.625    09/15/12        4,758,050

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2002 (Unaudited)

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           NEW JERSEY (CONTINUED)
$ 5,455    New Jersey Econ Dev Auth Spl Fac Rev
           Continental Airl Inc Proj.................  6.250%   09/15/19   $    4,872,242
  2,090    New Jersey Econ Dev Auth Spl Fac Rev
           Continental Airl Inc Proj.................  6.250    09/15/29        1,820,557
    680    New Jersey Econ Dev Auth Spl Fac Rev
           Continental Airl Inc Proj.................  7.000    11/15/30          659,607
  2,305    New Jersey Hlthcare Fac Fin Auth Rev Care
           Institute Inc Cherry Hill Proj............  7.750    07/01/10        2,184,587
  1,000    New Jersey Hlthcare Fac Fin Auth Rev
           Palisades Med Ctr NY Hlthcare.............  6.625    07/01/31        1,008,510
  2,240    New Jersey Hlthcare Fac Fin Auth Rev
           Raritan Bay Med Ctr Issue Rfdg............  7.250    07/01/14        2,270,464
  2,000    New Jersey Hlthcare Fac Fin Auth Rev South
           Jersey Hosp (c)...........................  5.875    07/01/21        1,998,740
  1,125    New Jersey St Ed Fac Auth Rev Caldwell
           College Ser A.............................  7.250    07/01/25        1,162,418
  2,000    New Jersey St Ed Fac Auth Rev Fairleigh
           Dickinson Univ Ser G......................  5.700    07/01/28        1,825,080
  3,850    New Jersey St Ed Fac Auth Rev Felician
           College of Lodi Ser D.....................  7.375    11/01/22        3,659,425
                                                                           --------------
                                                                               91,913,036
                                                                           --------------
           NEW MEXICO  1.2%
  6,220    Albuquerque, NM Retirement Fac Rev La Vida
           Llena Proj Ser B Rfdg.....................  6.600    12/15/28        5,559,560
  1,550    Bernalillo Cnty, NM Multi-Family Rev Hsg
           Sr Solar Villas Apt Ser F.................  7.250    10/15/22        1,552,186
  2,000    Farmington, NM Pollutn Ctl Rev El Paso
           Elec Ser A Rfdg...........................  6.150    11/01/13        2,005,800
  3,000    Farmington, NM Pollutn Ctl Rev Public Svc
           Co NM Proj Ser A..........................  6.600    10/01/29        3,089,100
  4,000    New Mexico Hsg Auth Region 111 Sr
           Brentwood Gardens Apts Ser A..............  6.850    12/01/31        3,955,040
  2,420    New Mexico Regl Hsg Auth Hsg Wildewood Apt
           Proj Sr Ser A.............................  7.500    12/01/30        2,394,735
  2,850    RHA Hsg Dev Corp NM Multi-Family Rev Mtg
           Woodleaf Apt Proj Ser A Rfdg (GNMA
           Collateralized)...........................  7.125    12/15/27        2,747,885

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2002 (Unaudited)

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           NEW MEXICO (CONTINUED)
$ 2,500    Santa Fe Cnty, NM Proj Rev El Castillo
           Retirement Ser A..........................  5.625%   05/15/25   $    2,025,075
    620    Santa Fe, NM Indl Rev Casa Real Nursing
           Home Rfdg.................................  9.750    01/01/13          634,254
                                                                           --------------
                                                                               23,963,635
                                                                           --------------
           NEW YORK  4.9%
  1,000    Amherst, NY Indl Dev Agy Sr Rev Sharrey
           Zedek Proj Ser A..........................  7.000    12/01/24          869,410
  1,500    Amherst, NY Indl Dev Agy Sr Rev Sharrey
           Zedek Proj Ser A (e)......................  7.000    12/01/34        1,254,405
  2,000    Bethlehem, NY Indl Dev Agy Sr Hsg Rev Van
           Allen Proj Ser A..........................  6.875    06/01/39        1,844,260
  1,220    Brookhaven, NY Indl Dev Agy Mem Hosp Med
           Ctr Inc Ser A.............................  7.750    11/15/10        1,253,343
  2,000    Brookhaven, NY Indl Dev Agy Mem Hosp Med
           Ctr Inc Ser A.............................  8.125    11/15/20        2,044,340
  1,000    Brookhaven, NY Indl Dev Agy Mem Hosp Med
           Ctr Inc Ser A.............................  8.250    11/15/30        1,016,720
  1,340    Brookhaven, NY Indl Dev Agy Sr Residential
           Hsg Rev Woodcrest Estates Fac Ser A.......  6.250    12/01/23        1,280,919
  4,760    Brookhaven, NY Indl Dev Agy Sr Residential
           Hsg Rev Woodcrest Estates Fac Ser A.......  6.375    12/01/37        4,529,806
  1,575    Castle Rest Residential Hlthcare Fac NY
           Rev Hlthcare Fac Ser B (a) (f)............  8.000    08/01/10          946,040
  1,000    Corinth, NY Indl Dev Agy Intl Paper Co
           Proj Ser A Rfdg...........................  5.750    02/01/22          997,580
  3,900    Metropolitan Trans Auth NY Ser A (FGIC
           Insd).....................................  5.875    04/01/25        4,182,594
  2,000    Metropolitan Trans Auth NY Ser U (c)......  5.125    11/15/31        1,932,160
  1,350    Monroe Cnty, NY Indl Dev Agy Rev Indl Dev
           Empire Sports Proj Ser A..................  6.250    03/01/28          734,063
  1,000    Monroe Cnty, NY Indl Dev Agy Woodland Vlg
           Proj......................................  8.000    11/15/15        1,058,770
  1,570    Monroe Cnty, NY Indl Dev Agy Woodland Vlg
           Proj......................................  8.550    11/15/32        1,682,035
  1,000    Mount Vernon, NY Indl Dev Agy Civic Fac
           Rev.......................................  6.200    06/01/29          874,220
  3,425    New York City Indl Dev Agy Civic Fac Rev
           Cmnty Res Developmentally Disabled........  7.500    08/01/26        3,474,423

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2002 (Unaudited)

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           NEW YORK (CONTINUED)
$ 3,825    New York City Indl Dev Agy Civic Fac Rev
           Our Lady of Mercy Med Ctr Pkg Corp Proj
           (b).......................................  8.500%   12/30/22   $    3,984,235
  3,500    New York City Indl Dev Agy Civic Fac Rev
           Touro College Proj Ser A (b)..............  6.350    06/01/29        3,123,365
  1,350    New York City Indl Dev Agy LaGuardia Assoc
           LP Proj Rfdg..............................  5.800    11/01/13        1,137,591
  4,250    New York City Indl Dev Agy LaGuardia Assoc
           LP Proj Rfdg..............................  6.000    11/01/28        3,310,240
  2,500    New York City Indl Dev Agy Northwest Air
           Inc ......................................  6.000    06/01/27        2,043,325
  1,000    New York City Muni Wtr Fin Ser A (FGIC
           Insd).....................................  5.750    06/15/31        1,056,240
  2,000    New York St Dorm Auth Lease St Univ Dorm
           Fac Ser A.................................  6.000    07/01/30        2,152,580
  1,385    New York St Dorm Auth Lease St Univ Dorm
           Fac Ser B (MBIA Insd).....................  5.125    07/01/28        1,365,333
  3,000    New York St Dorm Auth Rev Mental Hlth Svc
           Fac Impt Ser B (MBIA Insd)................  5.250    08/15/31        2,984,220
  2,480    Newark-Wayne Cmnty Hosp Inc NY Hosp Rev
           Ser A.....................................  7.600    09/01/15        2,410,411
  1,250    Oneida Cnty, NY Indl Dev Agy Civic Fac
           Saint Elizabeth Med Ser A.................  5.875    12/01/29        1,071,325
  1,520    Oneida Cnty, NY Indl Dev Agy Civic Fac
           Saint Elizabeth Med Ser B.................  6.000    12/01/19        1,370,827
    600    Onondaga Cnty, NY Indl Dev Agy Civic Fac
           Rev Iroquois Nursing Home Ser B (FHA
           Gtd)......................................  7.000    02/01/09          598,032
  4,000    Orange Cnty, NY Indl Dev Agy Arden Hill
           Life Care Ctr Proj Ser A..................  7.000    08/01/31        3,869,400
    525    Oswego Cnty, NY Indl Dev Agy Civic Fac
           Rev.......................................  7.000    02/01/12          524,202
  2,500    Peekskill, NY Indl Dev Agy Sr Drum Hill Sr
           Living Proj...............................  6.375    10/01/28        2,199,275
  1,275    Rensselaer Cnty, NY Indl Dev Agy East
           Greenbush Ctr Proj Ser A Rfdg (b).........  7.000    02/01/11          945,094
  1,345    Rensselaer Cnty, NY Indl Dev Agy East
           Greenbush Ctr Proj Ser B Rfdg (b).........  7.000    02/01/11          996,981
  5,075    Rockland Cnty, NY Indl Dev Agy Civic Fac
           Rev Dominican College Proj (b)............  6.250    05/01/28        4,780,752

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2002 (Unaudited)

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           NEW YORK (CONTINUED)
$ 2,330    Saratoga Cnty, NY Indl Dev Agy Sr Hsg Rev
           Highpointe at Malta Proj Ser A............  6.875%   06/01/39   $    2,175,940
  5,250    Suffolk Cnty, NY Indl Dev Agy Cont Care
           Retirement Cmnty Rev First Mtg Jeffersons
           Ferry.....................................  7.250    11/01/28        5,467,403
  1,000    Suffolk Cnty, NY Indl Dev Agy Cont Care
           Retirement Peconic Landing Ser A..........  8.000    10/01/20        1,016,680
  2,000    Suffolk Cnty, NY Indl Dev Agy Cont Care
           Retirement Peconic Landing Ser A..........  8.000    10/01/30        2,007,320
  3,100    Suffolk Cnty, NY Indl Dev Agy Indl Dev Rev
           Spellman High Voltage Fac Ser A...........  6.375    12/01/17        2,873,793
  1,000    Suffolk Cnty, NY Indl Dev Agy Southampton
           Hosp Assn Ser A...........................  7.250    01/01/20          982,400
  2,000    Suffolk Cnty, NY Indl Dev Agy Southampton
           Hosp Assn Ser A...........................  7.250    01/01/30        1,930,640
    380    Syracuse, NY Hsg Auth Rev Sub Proj Loretto
           Rest Ser B................................  7.500    08/01/10          382,797
  1,350    Syracuse, NY Indl Dev Agy Rev First Mtg
           Jewish Home Ser A.........................  7.375    03/01/21        1,391,702
  2,325    Syracuse, NY Indl Dev Agy Rev First Mtg
           Jewish Home Ser A.........................  7.375    03/01/31        2,379,149
    700    Triborough Brdg & Tunl Auth NY Rev Gen
           Purp Ser A................................  5.125    01/01/31          681,534
  2,500    Triborough Brdg & Tunl Auth NY Rev Gen
           Purp Ser A................................  5.000    01/01/32        2,386,700
    695    Ulster Cnty, NY Indl Dev Agy Civic Fac Rev
           Benedictine Hosp Proj Ser A...............  6.250    06/01/08          669,911
  1,000    Ulster Cnty, NY Indl Dev Agy Civic Fac Rev
           Benedictine Hosp Proj Ser A...............  6.400    06/01/14          945,630
  1,000    Ulster Cnty, NY Indl Dev Agy Civic Fac Rev
           Benedictine Hosp Proj Ser A...............  6.450    06/01/24          892,620
  3,750    Utica, NY Indl Dev Agy Civic Fac Rev Utica
           College Civic Fac.........................  6.850    12/01/31        3,738,225
  1,000    Westchester Cnty, NY Indl Dev Hebrew Hosp
           Sr Hsg Inc Ser A..........................  7.375    07/01/30        1,007,750
                                                                           --------------
                                                                              100,828,710
                                                                           --------------
           NORTH CAROLINA  0.9%
  1,000    North Carolina Med Care Commn First Mtg
           Arbor Acres Cmnty Proj....................  6.250    03/01/27        1,000,730
  7,050    North Carolina Med Care Commn First Mtg
           Baptist Retirement Ser A..................  6.400    10/01/31        7,050,917

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2002 (Unaudited)

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           NORTH CAROLINA (CONTINUED)
$ 3,000    North Carolina Med Care Commn First Mtg
           Forest at Duke Proj.......................  6.375%   09/01/32   $    2,990,430
  2,500    North Carolina Med Care Commn First Mtg
           Presbyterian Homes Proj...................  7.000    10/01/31        2,603,875
  2,500    North Carolina Med Care Commn First Mtg
           Salemtowne Proj...........................  6.625    04/01/31        2,542,125
  1,200    North Carolina Med Care Commn First Mtg
           United Methodist Homes....................  7.000    10/01/17        1,250,460
  1,250    North Carolina Med Care Commn Retirement
           Fac Rev First Mtg United Methodist
           Homes.....................................  7.250    10/01/32        1,302,025
                                                                           --------------
                                                                               18,740,562
                                                                           --------------
           NORTH DAKOTA  0.5%
  2,610    Devils Lake, ND Hlthcare Fac Rev & Impt Lk
           Reg Lutheran Rfdg.........................  6.100    10/01/23        2,236,065
    495    Fargo, ND Multi-Family Rev Hsg Trollwood
           Vlg Proj Ser A Rfdg.......................  7.250    09/01/21          487,362
    765    Fargo, ND Multi-Family Rev Hsg Trollwood
           Vlg Proj Ser A Rfdg.......................  7.400    09/01/26          752,186
  2,120    Fargo, ND Multi-Family Rev Hsg Trollwood
           Vlg Proj Ser A Rfdg.......................  7.600    09/01/31        2,083,027
  3,000    Grand Forks, ND Sr Hsg Rev Spl Term 4000
           Vly Square Proj...........................  6.250    12/01/34        2,409,390
  1,950    Grand Forks, ND Sr Hsg Rev Spl Term 4000
           Vly Square Proj...........................  6.375    12/01/34        1,594,340
                                                                           --------------
                                                                                9,562,370
                                                                           --------------
           OHIO  1.8%
  1,500    Athens Cnty, OH Hosp Fac Rev O'Bleness Mem
           Hosp Proj.................................  7.100    11/15/23        1,527,855
  5,290    Cleveland, OH Arpt Spl Rev Continental
           Airl Inc Proj.............................  5.375    09/15/27        3,859,425
  1,000    Cuyahoga Cnty, OH Hlthcare Fac Rev
           Jennings Hall.............................  7.200    11/15/14        1,033,070
  1,500    Cuyahoga Cnty, OH Hlthcare Fac Rev
           Jennings Hall.............................  7.300    11/15/23        1,516,665
  2,000    Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc
           Proj......................................  7.500    01/01/30        2,154,920
  1,160    Cuyahoga Cnty, OH Multi-Family Rev Hsg Mtg
           Colonnade Apt Ser A Rfdg (a)..............  7.500    12/01/17          580,000
  2,305    Cuyahoga Cnty, OH Multi-Family Rev Hsg Mtg
           Colonnade Apt Ser A Rfdg (a)..............  7.750    12/01/28        1,152,500

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2002 (Unaudited)

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           OHIO (CONTINUED)
$ 2,500    Cuyahoga Cnty, OH Multi-Family Rev Hsg
           Park Lane Apt Proj Ser A (a)..............  8.250%   07/01/28   $    1,050,000
  5,000    Cuyahoga Cnty, OH Spl Assmt Tax Increment
           Proj......................................  7.350    12/01/31        5,013,450
  4,000    Dayton, OH Spl Fac Rev Afco Cargo Day LLC
           Proj......................................  6.300    04/01/22        3,495,080
     75    Fairfield, OH Econ Dev Rev Beverly
           Enterprises Inc Proj Rfdg.................  8.500    01/01/03           75,885
  2,185    Hamilton Cnty, OH Multi-Family Rev Hsg
           Garden Hill Washington Pk Apt.............  7.750    10/01/21        2,185,721
  1,000    Lucas Cnty, OH Hlthcare Impt Sunset
           Retirement Ser A Rfdg.....................  6.550    08/15/24        1,031,150
    500    Lucas Cnty, OH Hlthcare Impt Sunset
           Retirement Ser A Rfdg.....................  6.625    08/15/30          516,270
  1,000    Madison Cnty, OH Hosp Impt Rev Madison
           Cnty Hosp Proj Rfdg.......................  6.250    08/01/18          902,920
  2,445    Madison Cnty, OH Hosp Impt Rev Madison
           Cnty Hosp Proj Rfdg.......................  6.400    08/01/28        2,150,915
  5,000    Montgomery Cnty, OH Hlthcare Fac Rev Ser B
           Rfdg......................................  6.250    02/01/22        3,662,200
  2,000    Ohio St Wtr Dev Auth Pollutn Ctl Fac Rev
           Coll Cleveland Elec Ser A Rfdg............  8.000    10/01/23        2,149,720
  2,000    Ohio St Wtr Dev Auth Pollutn Ctl Fac Rev
           Coll Toledo Edison Ser A Rfdg.............  8.000    10/01/23        2,149,720
                                                                           --------------
                                                                               36,207,466
                                                                           --------------
           OKLAHOMA  0.9%
  1,150    Langston, OK Econ Dev Langston Cmnty Dev
           Corp Proj Ser A...........................  7.625    08/01/20        1,119,042
  1,000    Langston, OK Econ Dev Langston Cmnty Dev
           Corp Proj Ser A...........................  7.750    08/01/30          971,470
    500    Oklahoma Cnty, OK Fin Auth Epworth Villa
           Proj Ser A Rfdg...........................  7.000    04/01/25          474,365
  1,700    Oklahoma Cnty, OK Fin Auth Epworth Villa
           Proj Ser A Rfdg...........................  7.600    04/01/30        1,728,543
  5,000    Oklahoma Dev Fin Auth Rev Comache Cnty
           Hosp Proj Ser B...........................  6.375    07/01/21        4,836,500
  2,500    Oklahoma Dev Fin Auth Rev Hillcrest
           Hlthcare Sys Ser A Rfdg...................  5.750    08/15/12        2,085,125
  2,000    Oklahoma Dev Fin Auth Rev Hillcrest
           Hlthcare Sys Ser A Rfdg (c)...............  5.625    08/15/19        1,558,400

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2002 (Unaudited)

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           OKLAHOMA (CONTINUED)
$ 3,800    Oklahoma Dev Fin Auth Rev Hillcrest
           Hlthcare Sys Ser A Rfdg...................  5.625%   08/15/29   $    2,801,588
  2,000    Tulsa Cnty, OK Indl Auth Multi-Family Hsg
           Shadybrook Apt Ser A......................  6.375    07/01/28        1,791,860
    500    Woodward, OK Muni Auth Hosp Rev...........  8.250    11/01/09          522,265
                                                                           --------------
                                                                               17,889,158
                                                                           --------------
           OREGON  0.9%
  2,000    Clackamas Cnty, OR Hosp Fac Willamette
           View Inc Proj Ser A.......................  7.500    11/01/29        2,070,720
  1,185    Clatsop Care Ctr Hlth Dist OR Rev Sr
           Hsg.......................................  6.000    08/01/14        1,120,358
  3,500    Clatsop Care Ctr Hlth Dist OR Rev Sr
           Hsg.......................................  6.875    08/01/28        3,416,245
  1,745    Douglas Cnty, OR Hosp Fac Auth Rev Elderly
           Hsg Forest Glen Ser A.....................  7.500    09/01/27        1,763,113
  3,933    Oregon St Hlth Hsg Ed & Cultural Fac
           Auth......................................  7.250    06/01/28        3,838,277
  1,335    Oregon St Hsg & Cmnty Svc Dep Single
           Family Mtg Ser A..........................  5.350    07/01/30        1,324,387
  1,250    Oregon St Hsg & Cmnty Svc Dep Single
           Family Mtg Ser B..........................  5.450    07/01/32        1,224,588
  3,000    Oregon St Vet Welfare Ser 82 (c)..........  5.500    12/01/42        3,015,870
                                                                           --------------
                                                                               17,773,558
                                                                           --------------
           PENNSYLVANIA  9.3%
  8,000    Allegheny Cnty, PA Hosp Dev Auth Covenant
           at South Hills Ser A......................  8.750    02/01/31        8,847,200
  1,000    Allegheny Cnty, PA Hosp Dev Hlth Sys Ser
           B.........................................  9.250    11/15/15        1,084,060
  2,240    Allegheny Cnty, PA Hosp Dev Hlth Sys Ser
           B.........................................  9.250    11/15/22        2,413,958
  6,060    Allegheny Cnty, PA Hosp Dev Hlth Sys Ser
           B.........................................  9.250    11/15/30        6,500,623
  2,000    Allegheny Cnty, PA Hosp Dev Hlthcare Fac
           Villa Saint Joseph........................  6.000    08/15/28        1,671,700
  1,695    Allegheny Cnty, PA Indl Dev Auth Lease
           Rev.......................................  6.625    09/01/24        1,546,467
  2,865    Allentown, PA Area Hosp Auth Rev Sacred
           Heart Hosp of Allentown Ser A Rfdg........  6.750    11/15/14        2,712,783
  6,750    Beaver Cnty, PA Indl Dev Auth Pollutn Ctl
           Rev Coll Toledo Edison Co Proj Rfdg (e)...  7.625    05/01/20        7,221,015
  4,000    Beaver Cnty, PA Indl Dev Auth Pollutn Ctl
           Rev Coll Toledo Edison Co Proj Ser A Rfdg
           (e).......................................  7.750    05/01/20        4,345,000

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2002 (Unaudited)

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           PENNSYLVANIA (CONTINUED)
$ 1,000    Blair Cnty, PA Indl Dev Auth Vlg of PA St
           Proj Ser A................................  6.900%   01/01/22   $      995,670
  1,000    Blair Cnty, PA Indl Dev Auth Vlg of PA St
           Proj Ser A................................  7.000    01/01/34          994,870
  1,000    Bucks Cnty, PA Indl Dev Auth Rev First Mtg
           Hlthcare Fac Chandler.....................  6.100    05/01/14          929,510
    900    Bucks Cnty, PA Indl Dev Auth Rev First Mtg
           Hlthcare Fac Chandler.....................  6.200    05/01/19          818,424
  2,500    Bucks Cnty, PA Indl Dev Auth Rev First Mtg
           Hlthcare Fac Chandler.....................  6.300    05/01/29        2,204,400
  1,000    Chartiers Vly, PA Indl & Com Dev Auth
           First Mtg Rev Asbury Hlth Ctr Rfdg........  6.375    12/01/19          957,880
  2,500    Chartiers Vly, PA Indl & Com Dev Auth
           First Mtg Rev Asbury Hlth Ctr Rfdg........  6.375    12/01/24        2,340,325
  2,000    Chartiers Vly, PA Indl Asbury Hlth Ctr
           Proj Rfdg.................................  7.400    12/01/15        2,060,640
  4,995    Chester Cnty, PA Hlth & Ed Fac Chester
           Cnty Hosp Ser A...........................  6.750    07/01/31        4,640,705
  3,400    Cliff House Ctf Trust Var Sts Ctf Part Ser
           A.........................................  6.625    06/01/27        3,105,390
  1,000    Crawford Cnty, PA Hosp Auth Sr Living Fac
           Rev.......................................  6.250    08/15/29          943,890
  1,000    Cumberland Cnty, PA Indl Dev Auth Rev
           First Mtg Woods Cedar Run Ser A Rfdg......  6.500    11/01/18          801,740
  3,250    Cumberland Cnty, PA Indl Dev Auth Rev
           First Mtg Woods Cedar Run Ser A Rfdg......  6.500    11/01/28        2,435,128
  4,100    Dauphin Cnty, PA Gen Auth Rev Hotel & Conf
           Ctr Hyatt Regency (b).....................  6.200    01/01/29        3,360,811
  4,000    Dauphin Cnty, PA Gen Auth Rev Office & Pkg
           Forum Place Ser A.........................  6.000    01/15/25        2,717,800
  5,500    Dauphin Cnty, PA Gen Auth Rev Office & Pkg
           Riverfront Office (e).....................  6.000    01/01/25        4,848,965
  2,500    Delaware Cnty, PA Auth Rev First Mtg
           Riddle Vlg Proj Rfdg......................  7.000    06/01/26        2,474,225
  2,100    Delaware Cnty, PA Auth Rev White Horse Vlg
           Proj Ser A Rfdg...........................  7.500    07/01/18        2,150,064
  1,000    Delaware Cnty, PA Auth Rev White Horse Vlg
           Proj Ser A Rfdg...........................  7.625    07/01/30        1,026,820
  3,490    Grove City, PA Area Hosp Auth Hlth Fac Rev
           Grove Manor Proj..........................  6.625    08/15/29        3,414,267
  4,530    Hazleton, PA Hlth Svc Auth Hazleton Saint
           Joseph Med Ctr............................  6.200    07/01/26        4,409,955

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2002 (Unaudited)

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           PENNSYLVANIA (CONTINUED)
$ 1,650    Lancaster, PA Indl Dev Auth Rev Garden
           Spot Vlg Proj Ser A.......................  7.625%   05/01/31   $    1,686,713
  3,000    Lehigh Cnty, PA Gen Purp Auth Rev First
           Mtg Bible Fellowship Church Home Inc .....  7.750    11/01/33        3,075,060
  2,315    Lehigh Cnty, PA Gen Purp Auth Rev First
           Mtg Bible Fellowship Proj (Prerefunded @
           12/15/04).................................  8.000    12/15/23        2,626,229
  3,000    Lehigh Cnty, PA Gen Purp Auth Rev First
           Mtg Bible Fellowship Proj Ser A...........  6.000    12/15/23        2,638,230
  3,000    Lehigh Cnty, PA Gen Purp Auth Rev
           Kidspeace Oblig Group Rfdg................  6.000    11/01/18        2,764,590
  4,000    Lehigh Cnty, PA Gen Purp Auth Rev
           Kidspeace Oblig Group Rfdg................  6.000    11/01/23        3,527,040
  1,790    Lehigh Cnty, PA Indl Dev Auth Hlth Fac Rev
           Lifepath Inc Proj.........................  6.100    06/01/18        1,590,737
  3,000    Lehigh Cnty, PA Indl Dev Auth Hlth Fac Rev
           Lifepath Inc Proj.........................  6.300    06/01/28        2,501,970
  4,220    Lehigh Cnty, PA Indl Dev Auth Rev Rfdg....  8.000    08/01/12        4,300,138
  3,000    Luzerne Cnty, PA Indl Dev Auth Exempt Fac
           Rev PA Gas & Wtr Co Proj Ser A Rfdg.......  7.200    10/01/17        3,080,190
  2,710    Luzerne Cnty, PA Indl Dev Auth First Mtg
           Gross Rev Rfdg............................  7.875    12/01/13        2,795,148
  2,500    Montgomery Cnty, PA Higher Ed & Temple
           Continuing Care Ctr.......................  6.625    07/01/19        2,233,725
  2,000    Montgomery Cnty, PA Higher Ed & Temple
           Continuing Care Ctr.......................  6.750    07/01/29        1,722,700
  2,200    Montgomery Cnty, PA Indl Dev Auth
           Retirement Cmnty Rev GDL Farms Corp Proj
           Rfdg......................................  6.500    01/01/20        2,102,386
  2,000    Montgomery Cnty, PA Indl Dev Auth Rev
           First Mtg The Meadowood Corp Proj Ser A
           Rfdg......................................  6.000    12/01/10        1,976,080
  1,000    Montgomery Cnty, PA Indl Dev Auth Rev
           First Mtg The Meadowood Corp Proj Ser A
           Rfdg......................................  6.250    12/01/17          936,010
    500    Montgomery Cnty, PA Indl Dev Auth Rev
           First Mtg The Meadowood Corp Rfdg.........  7.000    12/01/10          518,100
  1,500    Montgomery Cnty, PA Indl Dev Auth Rev
           First Mtg The Meadowood Corp Rfdg.........  7.250    12/01/15        1,527,120
  4,000    Montgomery Cnty, PA Indl Dev Auth Rev
           First Mtg The Meadowood Corp Rfdg.........  7.400    12/01/20        4,064,760

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2002 (Unaudited)

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           PENNSYLVANIA (CONTINUED)
$ 3,500    Montgomery Cnty, PA Indl Dev Auth Rev
           Hlthcare Adv Geriatric Ser A..............  8.375%   07/01/23   $    3,450,265
  2,660    Montgomery Cnty, PA Indl Dev Auth Rev
           Wordsworth Academy........................  7.750    09/01/14        2,774,220
  1,880    Montgomery Cnty, PA Indl Dev Auth Rev
           Wordsworth Academy........................  7.750    09/01/24        1,924,011
  2,445    Northeastern PA Hosp & Ed Auth Hlthcare
           Rev.......................................  7.125    10/01/29        2,376,002
  2,000    Pennsylvania Econ Dev Fin Amtrak Proj Ser
           A.........................................  6.250    11/01/31        2,003,680
  2,230    Pennsylvania Econ Dev Fin Northwestern
           Human Svc Ser A...........................  5.250    06/01/28        1,610,662
  1,000    Pennsylvania St Higher Ed Student Assn Inc
           Proj Ser A................................  6.750    09/01/32        1,015,220
  1,565    Pennsylvania St Higher Ed UPMC Hlth Sys
           Ser A.....................................  6.000    01/15/31        1,567,707
  2,600    Philadelphia, PA Auth for Indl Dev Baptist
           Home of Philadelphia Ser A................  5.500    11/15/18        2,222,350
  4,250    Philadelphia, PA Auth for Indl Dev Baptist
           Home of Philadelphia Ser A................  5.600    11/15/28        3,429,580
  5,000    Philadelphia, PA Auth for Indl Dev Rev
           Coml Dev Rfdg.............................  7.750    12/01/17        5,158,550
  2,500    Philadelphia, PA Auth for Indl Pauls Run
           Ser A.....................................  5.875    05/15/28        2,236,475
  3,155    Philadelphia, PA Gas Wks Rev Third Ser S
           (FSA Insd)................................  5.125    08/01/31        3,084,707
  2,750    Philadelphia, PA Hosp & Higher Chestnut
           Hill Hosp.................................  6.500    11/15/22        2,709,850
  1,500    Philadelphia, PA Hosp & Higher Ed Fac Auth
           Hosp Rev (a)..............................  7.000    07/01/05           29,100
  1,000    Philadelphia, PA Hosp & Higher Ed Fac Auth
           Hosp Rev (a)..............................  7.250    07/01/18           19,500
    900    Philadelphia, PA Hosp & Higher Ed Fac Auth
           Hosp Rev Rfdg.............................  6.500    07/01/23          828,477
  1,690    Philadelphia, PA Hosp & Higher Ed Fac Auth
           Hosp Rev Rfdg.............................  7.250    03/01/24        1,641,227
  1,180    Philadelphia, PA Hosp & Higher Ed Fac Auth
           Hosp Rev Rfdg.............................  6.500    07/01/27        1,067,003
  2,495    Philadelphia, PA Hosp & Higher Ed Temple
           Univ Hosp.................................  5.500    11/15/15        2,359,272

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2002 (Unaudited)

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           PENNSYLVANIA (CONTINUED)
$ 2,000    Philadelphia, PA Hosp & Higher Ed Temple
           Univ Hosp Ser A...........................  6.625%   11/15/23   $    2,007,300
  1,000    Scranton Lackawanna, PA Hlth & Welfare
           Auth Rev Moses Taylor Hosp Proj...........  5.650    07/01/05          974,090
  1,305    Scranton Lackawanna, PA Hlth & Welfare
           Auth Rev Moses Taylor Hosp Proj...........  6.200    07/01/17        1,122,639
  4,245    Scranton Lackawanna, PA Hlth & Welfare
           Auth Rev Moses Taylor Hosp Proj...........  6.250    07/01/20        3,562,149
  1,000    Scranton-Lackawanna, PA Hlth & Welfare
           Auth Rev Marian Cmnty Hosp Proj Rfdg......  7.125    01/15/13          987,830
  1,465    Scranton-Lackawanna, PA Hlth & Welfare
           Auth Rev Marian Cmnty Hosp Proj Rfdg......  7.250    01/15/17        1,440,271
  3,100    Scranton-Lackawanna, PA Hlth & Welfare
           Auth Rev Marian Cmnty Hosp Proj Rfdg......  7.350    01/15/22        3,039,767
  1,400    Swarthmore Boro Auth PA College...........  5.000    09/15/31        1,348,844
    250    Warren Cnty, PA Indl Dev Auth Beverly
           Enterprises Rfdg..........................  9.000    11/01/12          257,808
  2,500    Westmoreland Cnty, PA Indl Dev Auth Rev
           Hlthcare Fac Redstone Rfdg................  5.850    11/15/29        2,124,575
  2,500    Westmoreland Cnty, PA Indl Dev Hlthcare
           Fac Redstone Ser B........................  8.000    11/15/23        2,604,825
                                                                           --------------
                                                                              190,619,167
                                                                           --------------
           RHODE ISLAND  0.1%
  2,000    Rhode Island St Econ Dev Corp Rev Oblig
           Providence Place..........................  7.250    07/01/20        1,996,420
                                                                           --------------

           SOUTH CAROLINA  0.9%
    750    South Carolina Jobs Econ Dev Auth Econ Dev
           Rev Westminster Presbyterian Ctr..........  6.750    11/15/10          795,368
    500    South Carolina Jobs Econ Dev Auth Econ Dev
           Rev Westminster Presbyterian Ctr..........  7.500    11/15/20          546,700
    750    South Carolina Jobs Econ Dev Auth Hlth Fac
           Rev First Mtg Lutheran Homes SC Proj
           (Prerefunded @ 10/01/02)..................  8.000    10/01/22          787,703
  3,000    South Carolina Jobs Econ Dev First Mtg
           Westley Commons Proj......................  7.750    10/01/24        2,790,090
  4,500    South Carolina Jobs Econ Dev Sr Myrtle
           Beach Convention Ser A....................  6.625    04/01/36        4,526,010
  1,250    South Carolina Jobs Econ Impt Palmetto
           Hlth Alliance Ser A.......................  7.125    12/15/15        1,342,050

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2002 (Unaudited)

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           SOUTH CAROLINA (CONTINUED)
$ 2,000    South Carolina Jobs Econ Impt Palmetto
           Hlth Alliance Ser A.......................  7.375%   12/15/21   $    2,168,640
  5,095    South Carolina St Hsg Fin & Dev Hsg Three
           Rivers & Edenwood Ser A...................  6.750    05/01/28        4,753,839
                                                                           --------------
                                                                               17,710,400
                                                                           --------------
           SOUTH DAKOTA  0.2%
  2,500    Mobridge, SD Hlthcare Fac Rev Mobridge
           Regl Hosp Proj............................  6.500    12/01/22        2,264,500
  1,000    South Dakota St Hlth & Ed Fac Auth Rev
           Huron Regl Med Ctr........................  7.250    04/01/20        1,034,360
  1,600    Winner, SD Econ Dev Rev Winner Regl
           Hlthcare Ctr Rfdg.........................  6.000    04/01/28        1,327,568
                                                                           --------------
                                                                                4,626,428
                                                                           --------------
           TENNESSEE  2.1%
  4,720    Chattanooga, TN Indl Dev Brd Indl Rev Dev
           Mkt Street Proj Rfdg......................  7.000    12/15/12        4,447,939
  1,005    Chattanooga, TN Indl Dev Brd Indl Rev Dev
           Warehouse Row Ltd Proj Rfdg...............  7.000    12/15/12          947,072
  1,000    Elizabethton, TN Hlth & Ed Fac Brd Rev
           Impt Hosp First Mtg Ser B Rfdg............  8.000    07/01/33        1,115,040
  7,000    Knox Cnty, TN Hlth Ed & Hsg Fac Brd Hosp
           Fac Rev Baptist Hlth Sys East TN..........  6.500    04/15/31        7,010,150
  1,500    Metropolitan Govt Nashville & Davidson
           Blakeford at Green Hills Rfdg.............  5.650    07/01/16        1,347,660
  4,850    Metropolitan Govt Nashville & Davidson
           Blakeford at Green Hills Rfdg.............  5.650    07/01/24        4,119,008
  5,000    Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Hosp
           Rev Drivers Ser 254 (Var Rate Cpn) (b)....  8.935    09/01/21        5,327,250
    375    Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev
           Hlthcare Fac Kirby Pines Ser A............  6.250    11/15/16          342,360
  7,000    Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev
           Hlthcare Fac Kirby Pines Ser A............  6.375    11/15/25        6,081,180
  4,500    Sullivan Cnty, TN Hlth Ed & Hsg Fac Brd
           Rev Hosp Wellmont Hlth Sys Proj...........  6.250    09/01/32        4,466,205
  1,975    Sweetwater, TN Indl Dev Brd Mtg Rev Wood
           Presbyterian Home Proj....................  7.500    01/01/18        1,889,404
  4,070    Sweetwater, TN Indl Dev Brd Mtg Rev Wood
           Presbyterian Home Proj....................  7.750    01/01/29        3,805,409
  1,400    Tennessee Hsg Dev Agy Ser 2001 3B.........  5.350    07/01/32        1,382,402
                                                                           --------------
                                                                               42,281,079
                                                                           --------------

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2002 (Unaudited)

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           TEXAS  5.9%
$ 1,805    Abia Dev Corp TX Arpt Fac Rev Aero Austin
           L P Proj..................................  7.250%   01/01/25   $    1,749,406
    655    Abia Dev Corp TX Arpt Fac Rev Austin Belly
           Port Dev LLC Proj Ser A...................  6.250    10/01/08          625,794
  3,775    Abia Dev Corp TX Arpt Fac Rev Austin Belly
           Port Dev LLC Proj Ser A...................  6.500    10/01/23        3,399,803
  1,650    Alliance Arpt Auth Inc TX Spl American
           Airl Inc Proj.............................  7.000    12/01/11        1,561,313
  2,000    Alliance Arpt Auth Inc TX Spl American
           Airl Inc Proj.............................  7.500    12/01/29        1,859,240
  1,700    Atlanta, TX Hosp Auth Fac Rev.............  6.750    08/01/29        1,611,005
  1,000    Austin, TX Conv Enterprised Inc First Tier
           Ser A.....................................  6.700    01/01/28        1,009,790
  2,000    Austin-Bergstorm Landhost Enterprises Inc
           TX Arpt Hotel Sr Ser A (b)................  6.750    04/01/27        1,797,240
    725    Bell Cnty, TX Hlth Fac Dev Corp Rev Hosp
           Proj......................................  9.250    07/01/08          728,480
  3,940    Bell Cnty, TX Indl Dev Corp Solid Waste
           Disposal Rev..............................  7.600    12/01/17        3,480,714
  3,400    Bexar Cnty, TX Hsg Fin Corp MU Woodland
           Ridge Apts Proj Ser A.....................  7.000    01/01/39        3,405,066
  1,480    Brazos River Auth TX Rev Reliant Energy
           Inc Proj Ser A Rfdg.......................  5.375    04/01/19        1,261,093
    575    Dallas-Fort Worth, TX Intl Arpt Fac Impt
           Corp Rev American Airl Inc................  6.000    11/01/14          489,710
  7,080    Dallas-Fort Worth, TX Intl Arpt Fac Impt
           Corp Rev American Airl Inc................  7.250    11/01/30        6,410,515
  3,540    Dallas-Fort Worth, TX Intl Arpt Fac Impt
           Corp Rev American Airl Inc................  6.375    05/01/35        2,809,379
  1,700    Dallas-Fort Worth, TX Intl Arpt Fac Impt
           Corp Rev Delta Airl Inc...................  7.625    11/01/21        1,692,673
  1,000    Dallas-Fort Worth, TX Intl Arpt Jt Ser A
           (FGIC Insd)...............................  6.000    11/01/28        1,044,720
  3,000    Dallas-Fort Worth, TX Intl Arpt Jt Ser A
           (FGIC Insd)...............................  6.000    11/01/32        3,128,550
  2,665    De Soto, TX Hlth Fac Dev Pk Manor Sr
           Care......................................  7.750    12/01/16        2,508,618
  3,000    Gregg Cnty, TX Hlth Fac Dev Corp Hosp Rev
           Good Shepherd Med Ctr Proj Ser A..........  6.375    10/01/21        2,996,040
  2,000    Gregg Cnty, TX Hlth Fac Dev Good Shepherd
           Med Ctr Proj Ser A........................  6.500    10/01/29        1,990,900

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2002 (Unaudited)

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           TEXAS (CONTINUED)
$ 5,510    Harris Cnty, TX Hlth Fac Dev Corp Rev
           Drivers Ser 223 (b) (d)...................  7.907%   02/15/17   $    5,734,973
  2,000    Harris Cnty, TX Hlth Fac Dev Mem Hermann
           Hlthcare Ser A............................  6.375    06/01/29        2,087,120
  2,000    Harris Cnty, TX Indl Dev Corp Continental
           Airl Proj Rfdg (b)........................  5.375    07/01/19        1,554,160
 14,025    Houston, TX Arpt Sys Rev Spl Fac
           Continental Airl Ser E....................  6.750    07/01/29       12,737,365
  1,000    Houston, TX Arpt Sys Rev Sub Lien Ser C
           (FGIC Insd)...............................  5.000    07/01/28          953,740
  2,500    Houston, TX Indl Dev Corp Rev Sr Air
           Cargo.....................................  6.375    01/01/23        2,468,550
  3,500    Lubbock, TX Hlth Fac Dev Corp Rev First
           Mtg Carillon Proj Ser A...................  6.500    07/01/19        3,280,620
  1,500    Lubbock, TX Hlth Fac Dev Corp Rev First
           Mtg Carillon Proj Ser A...................  6.500    07/01/29        1,333,395
  2,960    Lufkin, TX Hlth Fac Dev Corp Mem Hlth Sys
           of East TX Rfdg...........................  6.875    02/15/26        2,622,323
  3,350    Meadow Parc Dev Inc TX Multi-Family Rev
           Hsg Meadow Parc Apt Proj..................  6.500    12/01/30        3,210,004
  1,500    Mesquite, TX Hlth Fac Dev Retirement Fac
           Christian Ser A...........................  6.400    02/15/20        1,413,600
  1,000    Mesquite, TX Hlth Fac Dev Retirement Fac
           Christian Ser A...........................  7.625    02/15/28        1,031,540
  2,500    Metropolitan Hlth Fac Dev Corp TX Wilson N
           Jones Mem Hosp Proj.......................  7.250    01/01/31        2,593,400
  3,000    Midlothian, TX Dev Auth Tax...............  6.700    11/15/23        2,835,630
  2,000    Midlothian, TX Dev Auth Tax...............  7.875    11/15/26        2,095,600
  1,530    North Cent, TX Hlth Fac Dev Corp Rev Hlth
           Fac C C Young Mem Proj....................  6.300    02/15/15        1,467,913
  2,250    North Cent, TX Hlth Fac Dev Corp Rev Hlth
           Fac C C Young Mem Proj....................  6.375    02/15/20        2,112,548
  3,110    Orange, TX Hsg Dev Corp Multi-Family Rev
           Hsg Vlg at Pine Hallow....................  8.000    03/01/28        3,209,862
  3,070    Rusk Cnty, TX Hlth Fac Corp Hosp Rev
           Henderson Mem Hosp Proj Rfdg..............  7.750    04/01/13        3,140,426
  2,000    Sabine River Auth TX Pollutn Ctl Rev TX
           Elec Proj Ser A Rfdg......................  6.450    06/01/21        2,032,020
    500    San Antonio, TX Hlth Fac Dev Corp Rev
           Encore Nursing Ctr Part...................  8.250    12/01/19          511,665

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2002 (Unaudited)

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           TEXAS (CONTINUED)
$ 2,000    San Antonio, TX Hsg Fin Corp Multi-Family
           Hsg Rev Beverly Oaks Apt Proj Ser A.......  7.750%   02/01/27   $    2,001,960
  1,910    San Antonio, TX Hsg Fin Corp Multi-Family
           Hsg Rev Marbach Manor Apt Proj Ser A......  8.125    06/01/27        1,950,263
  1,500    Tarrant Cnty, TX Hlth Fac Dev Corp Rev Mtg
           Cumberland Rest Ser A Rfdg................  7.000    08/15/19        1,499,775
  1,401    Texas Gen Svc Cmnty Partn Interests Office
           Bldg & Land Acquisition Proj..............  7.000    08/01/24        1,426,899
  5,000    Wichita Cnty,TX Hlth Fac Rolling Meadows
           Fac Ser A Rfdg............................  6.250    01/01/28        4,390,100
  4,500    Woodhill Pub Fac Corp TX Hsg-Woodhill Apt
           Proj......................................  7.500    12/01/29        4,518,180
                                                                           --------------
                                                                              119,773,680
                                                                           --------------
           UTAH  0.3%
  3,000    Eagle Mountain, UT Spl Assmt Spl Impt Dist
           No 2000-1.................................  8.250    02/01/21        2,999,250
    500    Hildale, UT Elec Rev Gas Turbine Elec Fac
           Proj......................................  7.600    09/01/06          440,215
  1,000    Hildale, UT Elec Rev Gas Turbine Elec Fac
           Proj......................................  7.800    09/01/15          800,110
  2,000    Utah St Hsg Fin Agy Rev RHA Cmnty Svc Proj
           Ser A.....................................  6.875    07/01/27        1,878,700
                                                                           --------------
                                                                                6,118,275
                                                                           --------------
           VERMONT  0.8%
  1,155    Vermont Econ Dev Auth Rev Mtg Wake Robin
           Corp Proj Ser B...........................  6.750    03/01/24        1,130,387
  2,500    Vermont Econ Dev Auth Rev Mtg Wake Robin
           Corp Proj Ser B...........................  6.750    03/01/29        2,433,350
  3,000    Vermont Ed & Hlth Bldgs Fin Agy Rev
           Hlthcare Fac Copley Manor Proj............  6.250    04/01/29        2,125,230
    535    Vermont Ed & Hlth Bldgs Fin Agy Rev VT
           Council Dev Mental Hlth Ser A.............  6.000    12/15/09          528,773
  2,030    Vermont Ed & Hlth Bldgs Fin Agy Rev VT
           Council Dev Mental Hlth Ser A.............  6.125    12/15/14        1,842,347
  1,375    Vermont Ed & Hlth Bldgs Fin Agy Rev VT
           Council Dev Mental Hlth Ser A.............  6.250    12/15/19        1,238,421

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2002 (Unaudited)

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           VERMONT (CONTINUED)
$ 2,050    Vermont Ed & Hlth Bldgs Fin Bennington
           College Proj..............................  6.500%   10/01/14   $    2,066,974
  4,130    Vermont Ed & Hlth Bldgs Fin Bennington
           College Proj..............................  6.625    10/01/29        4,062,929
                                                                           --------------
                                                                               15,428,411
                                                                           --------------
           VIRGINIA  1.2%
  2,000    Albemarle Cnty, VA Indl Dev Auto
           Residential Care Fac Ser A................  6.200    01/01/31        1,993,760
  2,955    Alexandria, VA Indl Dev Auth Rev Saint
           Coletta Sch Proj..........................  7.750    10/15/26        3,013,893
    230    Alexandria, VA Indl Dev Auth Rev Saint
           Coletta Sch Proj..........................  7.750    10/15/26          233,303
  1,000    Dulles Town Ctr Cmnty Dev Auth Dulles Town
           Ctr Proj..................................  6.250    03/01/26        1,001,400
  2,770    Fairfax Cnty, VA Redev & Hsg Auth Multi-
           Family Hsg Rev (b)........................  7.600    10/01/36        2,954,316
    265    Greensville Cnty, VA Indl Dev Auth Rev
           Indl Dev Wheeling Steel Proj Ser A........  6.375    04/01/04          187,819
    800    Greensville Cnty, VA Indl Dev Auth Rev
           Indl Dev Wheeling Steel Proj Ser A........  7.000    04/01/14          567,000
  3,050    Hampton, VA Redev & Hsg Auth Rev First Mtg
           Olde Hampton Ser A Rfdg...................  6.500    07/01/16        2,920,345
  1,500    Hopewell, VA Indl Dev Auth Res Recovery
           Rev Stone Container Corp Proj Rfdg........  8.250    06/01/16        1,536,165
  1,000    Pittsylvania Cnty, VA Indl Dev Auth Rev
           Exempt Fac Ser A (b)......................  7.450    01/01/09          994,640
  5,880    Richmond, VA Redev & Hsg Auth Multi-
           Family Rev Ser A Rfdg (Var Rate Cpn)......  8.750    12/15/21        5,980,313
    830    Virginia Small Business Fin Indl Dev SIL
           Clean Wtr Proj............................  7.250    11/01/09          841,155
  1,700    Virginia Small Business Fin Indl Dev SIL
           Clean Wtr Proj............................  7.250    11/01/24        1,709,860
                                                                           --------------
                                                                               23,933,969
                                                                           --------------
           WASHINGTON  0.6%
  2,000    Kennewick, WA Pub Hosp Dist Impt & Rfdg...  6.300    01/01/25        1,941,340
    600    King Cnty, WA Pub Hosp Dist No 004
           Snoqualmie Vly Hosp.......................  7.000    12/01/11          620,424
    400    King Cnty, WA Pub Hosp Dist No 004
           Snoqualmie Vly Hosp.......................  7.250    12/01/15          405,052
    500    Port Seattle, WA Spl Fac Rev Northwest
           Airl Proj.................................  7.125    04/01/20          466,800

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2002 (Unaudited)

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           WASHINGTON (CONTINUED)
$ 3,450    Port Seattle, WA Spl Fac Rev Northwest
           Airl Proj.................................  7.250%   04/01/30   $    3,209,397
  4,000    Seattle, WA Muni Lt & Pwr Rev Impt & Rfdg
           (FSA Insd)................................  5.125    03/01/26        3,908,360
    235    Tacoma, WA Hsg Auth Rev Hsg Wedgewood
           Homes Proj (b)............................  6.000    01/01/28          231,482
    500    Tacoma, WA Hsg Auth Rev Hsg Wedgewood
           Homes Proj (b)............................  6.000    02/01/28          492,550
  1,000    Tacoma, WA Hsg Auth Rev Hsg Wedgewood
           Homes Proj (b)............................  6.000    03/01/28          985,070
                                                                           --------------
                                                                               12,260,475
                                                                           --------------
           WEST VIRGINIA  0.0%
  1,250    Randolph Cnty, WV Bldg Comm Rev Crossover
           Elkins Regl Proj Rfdg.....................  6.125    07/01/23        1,095,500
                                                                           --------------

           WISCONSIN  2.6%
  2,590    Baldwin, WI Hosp Rev Mtg Ser A............  6.375    12/01/28        2,591,787
  1,780    Milwaukee, WI Rev Sub Air Cargo...........  7.500    01/01/25        1,767,398
    975    Wisconsin Hsg & Econ Dev Auth
           Homeownership Rev Ser F...................  6.200    03/01/27        1,004,357
  4,725    Wisconsin St Hlth & Ed Fac Auth Rev Aurora
           Hlthcare Inc Ser A........................  5.600    02/15/29        4,325,218
  4,750    Wisconsin St Hlth & Ed Fac Auth Rev
           Clement Manor Rfdg........................  5.750    08/15/24        3,910,153
    450    Wisconsin St Hlth & Ed Fac Auth Rev Hess
           Mem Hosp Assn (ACA Insd)..................  7.200    11/01/05          477,482
  2,000    Wisconsin St Hlth & Ed Fac Auth Rev Hess
           Mem Hosp Assn (ACA Insd)..................  7.875    11/01/22        2,173,020
  3,000    Wisconsin St Hlth & Ed Fac Auth Rev
           Hlthcare Dev Inc Proj.....................  6.250    11/15/20        3,010,710
  2,485    Wisconsin St Hlth & Ed Fac Auth Rev
           Middleton Glen Inc Proj...................  5.750    10/01/28        2,007,532
  5,000    Wisconsin St Hlth & Ed Fac Auth Rev
           Milwaukee Catholic Home Inc Proj..........  7.500    07/01/26        5,052,750
  1,500    Wisconsin St Hlth & Ed Fac Auth Rev
           Ministry Hlthcare Ser A...................  5.250    02/15/32        1,473,735
  6,850    Wisconsin St Hlth & Ed Fac Auth Rev Natl
           Regency of New Berlin Proj................  8.000    08/15/25        7,143,728
  2,750    Wisconsin St Hlth & Ed Fac Auth Rev New
           Castle Pl Proj Ser A......................  7.000    12/01/31        2,679,820

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2002 (Unaudited)

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                COUPON    MATURITY       VALUE
           WISCONSIN (CONTINUED)
$ 2,000    Wisconsin St Hlth & Ed Fac Auth Rev
           Oakwood Vlg Proj Ser A....................  7.000%   08/15/19   $    2,013,460
  1,250    Wisconsin St Hlth & Ed Fac Auth Rev
           Oakwood Vlg Proj Ser A....................  7.625    08/15/30        1,275,075
    360    Wisconsin St Hlth & Ed Fac Auth Rev Spl
           Term Middleton Glen Inc Proj..............  5.900    10/01/28          299,912
  2,380    Wisconsin St Hlth & Ed Fac Divine Savior
           Hlthcare Inc Ser C........................  7.500    05/01/32        2,383,070
  3,000    Wisconsin St Hlth & Ed Fac FH Hlthcare Dev
           Inc Proj..................................  6.250    11/15/28        2,985,660
  4,500    Wisconsin St Hlth & Ed Fac Saint Johns
           Home & Sunrise Care.......................  5.625    12/15/22        4,042,845
  2,750    Wisconsin St Hlth & Ed Fac Utd Lutheran
           Pgm for the Aging.........................  5.700    03/01/28        2,300,183
                                                                           --------------
                                                                               52,917,895
                                                                           --------------
           WYOMING  0.1%
  2,100    Teton Cnty, WY Hosp Dist Hosp Rst Johns
           Med Ctr...................................  6.750    12/01/22        2,083,200
    285    Wyoming Cmnty Dev Auth Hsg Rev Ser 5......  6.250    06/01/27          294,756
                                                                           --------------
                                                                                2,377,956
                                                                           --------------
           PUERTO RICO  0.3%
  1,000    Puerto Rico Port Auth Rev Spl Fac American
           Airl Ser A................................  6.250    06/01/26          824,130
  5,000    Puerto Rico Indl Tourist Edl Mem Mennonite
           Gen Hosp Proj Ser A.......................  6.500    07/01/26        4,618,050
                                                                           --------------
                                                                                5,442,180
                                                                           --------------
TOTAL LONG-TERM INVESTMENTS  98.4%
  (Cost $2,064,437,775).................................................    2,010,801,783
SHORT-TERM INVESTMENTS  0.3%
  (Cost $5,900,000).....................................................        5,900,000
                                                                           --------------
TOTAL INVESTMENTS  98.7%
  (Cost $2,070,337,775).................................................    2,016,701,783
OTHER ASSETS IN EXCESS OF LIABILITIES  1.3%.............................       26,477,390
                                                                           --------------

NET ASSETS  100.0%......................................................   $2,043,179,173
                                                                           ==============

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2002 (Unaudited)

 * Zero coupon bond

(a) Non-income producing security.

(b) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(c) Securities purchased on a when-issued or delayed delivery basis.

(d) An Inverse Floating Rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed rate security. These instruments are typically used by the Fund to enhance the yield of the portfolio. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly.

(e) Assets segregated as collateral for when-issued or delayed delivery purchase commitments.

(f) This borrower has filed for protection in federal bankruptcy court.

(g) Interest is accruing at less than the stated coupon.

(h) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(i) Payment-in-kind security.

ACA--American Capital Access
AMBAC--AMBAC Indemnity Corp.
Asset Gty--Asset Guaranty Insurance Co.
FGIC--Financial Guaranty Insurance Co.
FHA--Federal Housing Administration
FSA--Financial Security Assurance Inc.
GNMA--Government National Mortgage Association
LOC--Letter of Credit
MBIA--Municipal Bond Investors Assurance Corp.

See Notes to Financial Statements

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
May 31, 2002 (Unaudited)

ASSETS:
Total Investments (Cost $2,070,337,775).....................  $2,016,701,783
Cash........................................................         189,718
Receivables:
  Interest..................................................      41,465,503
  Fund Shares Sold..........................................      10,867,483
  Investments Sold..........................................      10,486,285
Other.......................................................         131,735
                                                              --------------
    Total Assets............................................   2,079,842,507
                                                              --------------
LIABILITIES:
Payables:
  Investments Purchased.....................................      26,605,542
  Income Distributions......................................       4,680,079
  Fund Shares Repurchased...................................       3,104,079
  Distributor and Affiliates................................         999,978
  Investment Advisory Fee...................................         895,861
Accrued Expenses............................................         207,794
Trustees' Deferred Compensation and Retirement Plans........         170,001
                                                              --------------
    Total Liabilities.......................................      36,663,334
                                                              --------------
NET ASSETS..................................................  $2,043,179,173
                                                              ==============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $2,137,487,067
Accumulated Undistributed Net Investment Income.............         683,390
Accumulated Net Realized Loss...............................     (41,355,292)
Net Unrealized Depreciation.................................     (53,635,992)
                                                              --------------
NET ASSETS..................................................  $2,043,179,173
                                                              ==============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $1,364,519,264 and 129,776,700 shares of
    beneficial interest issued and outstanding).............  $        10.51
    Maximum sales charge (4.75%* of offering price).........             .52
                                                              --------------
    Maximum offering price to public........................  $        11.03
                                                              ==============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $461,136,073 and 43,875,182 shares of
    beneficial interest issued and outstanding).............  $        10.51
                                                              ==============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $217,523,836 and 20,722,493 shares of
    beneficial interest issued and outstanding).............  $        10.50
                                                              ==============

* On sales of $100,000 or more, the sales charge will be reduced.

                                               See Notes to Financial Statements

Statement of Operations
For the Six Months Ended May 31, 2002 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $ 69,034,233
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................     5,099,804
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $1,638,691, $2,220,370 and $985,598,
  respectively).............................................     4,844,659
Legal.......................................................        80,936
Custody.....................................................        49,019
Trustees' Fees and Related Expenses.........................        18,068
Other.......................................................       868,160
                                                              ------------
    Total Expenses..........................................    10,960,646
    Less Credits Earned on Cash Balances....................         1,524
                                                              ------------
    Net Expenses............................................    10,959,122
                                                              ------------
NET INVESTMENT INCOME.......................................  $ 58,075,111
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Loss...........................................  $(18,456,615)
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   (58,784,010)
  End of the Period.........................................   (53,635,992)
                                                              ------------
Net Unrealized Appreciation During the Period...............     5,148,018
                                                              ------------
NET REALIZED AND UNREALIZED LOSS............................  $(13,308,597)
                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $ 44,766,514
                                                              ============

See Notes to Financial Statements

Statements of Changes in Net Assets
(Unaudited)

                                                    SIX MONTHS ENDED      YEAR ENDED
                                                      MAY 31, 2002     NOVEMBER 30, 2001
                                                    ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income..............................  $   58,075,111     $   98,011,143
Net Realized Loss..................................     (18,456,615)       (15,606,653)
Net Unrealized Appreciation During the Period......       5,148,018         17,602,287
                                                     --------------     --------------
Change in Net Assets from Operations...............      44,766,514        100,006,777
                                                     --------------     --------------

Distributions from Net Investment Income:
  Class A Shares...................................     (39,936,065)       (70,440,726)
  Class B Shares...................................     (11,815,439)       (21,505,836)
  Class C Shares...................................      (5,258,366)        (8,257,671)
                                                     --------------     --------------
Total Distributions................................     (57,009,870)      (100,204,233)
                                                     --------------     --------------

NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES.......................................     (12,243,356)          (197,456)
                                                     --------------     --------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold..........................     306,615,057        673,473,037
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.....................................      29,343,167         50,920,145
Cost of Shares Repurchased.........................    (193,002,040)      (300,635,862)
                                                     --------------     --------------
NET CHANGE IN NET ASSETS FROM CAPITAL
  TRANSACTIONS.....................................     142,956,184        423,757,320
                                                     --------------     --------------
TOTAL INCREASE IN NET ASSETS.......................     130,712,828        423,559,864
NET ASSETS:
Beginning of the Period............................   1,912,466,345      1,488,906,481
                                                     --------------     --------------
End of the Period (Including accumulated
  undistributed net investment income of $683,390
  and ($1,107,530), respectively)..................  $2,043,179,173     $1,912,466,345
                                                     ==============     ==============

                                               See Notes to Financial Statements

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                SIX
                               MONTHS
                               ENDED                  YEAR ENDED NOVEMBER 30,
CLASS A SHARES                MAY 31,     ------------------------------------------------
                              2002 (a)      2001       2000      1999      1998      1997
                              ------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF THE PERIOD.............  $  10.58    $  10.56    $10.96    $11.66    $11.45    $11.14
                              --------    --------    ------    ------    ------    ------
  Net Investment Income.....       .32         .65       .67       .69       .70       .73
  Net Realized and
    Unrealized Gain/Loss....      (.07)        .03      (.40)     (.72)      .22       .31
                              --------    --------    ------    ------    ------    ------
Total from Investment
  Operations................       .25         .68       .27      (.03)      .92      1.04
Less Distributions from Net
  Investment Income.........       .32         .66       .67       .67       .71       .73
                              --------    --------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE
  PERIOD....................  $  10.51    $  10.58    $10.56    $10.96    $11.66    $11.45
                              ========    ========    ======    ======    ======    ======

Total Return (b)............     2.40%*      6.62%     2.60%     -.37%     8.28%     9.63%
Net Assets at End of the
  Period (In millions)......  $1,364.5    $1,283.9    $995.0    $970.0    $905.0    $779.9
Ratio of Expenses to Average
  Net Assets (c)............      .88%        .90%      .91%      .90%      .91%      .95%
Ratio of Net Investment
  Income to Average Net
  Assets (c)................     6.20%       6.07%     6.28%     6.03%     6.01%     6.50%
Portfolio Turnover..........       10%*        15%       19%       22%       26%       29%

 * Non-Annualized

(a) As required, effective December 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the six months ended May 31, 2002 was to increase the ratio of net investment income to average net assets by .04%. Net investment income per share and net realized and unrealized gains and losses per share were unaffected by the adjustments. Per share, ratios, and supplemental data for periods prior to May 31, 2002 have not been restated to reflect this change in presentation.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) For the year ended November 30, 1997, the impact on the Ratios of Expenses and Net Investment Income to Average Net Assets due to Van Kampen's reimbursement of certain expenses was less than 0.01%.

See Notes to Financial Statements

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                   SIX
                                  MONTHS
                                  ENDED                 YEAR ENDED NOVEMBER 30,
CLASS B SHARES                   MAY 31,     ----------------------------------------------
                                 2002 (a)     2001      2000      1999      1998      1997
                                 ----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD...................   $10.58     $10.55    $10.95    $11.66    $11.45    $11.14
                                  ------     ------    ------    ------    ------    ------
  Net Investment Income........      .29        .57       .59       .61       .61       .64
  Net Realized and Unrealized
    Gain/Loss..................     (.08)       .04      (.40)     (.73)      .22       .31
                                  ------     ------    ------    ------    ------    ------
Total from Investment
  Operations...................      .21        .61       .19      (.12)      .83       .95
Less Distributions from Net
  Investment Income............      .28        .58       .59       .59       .62       .64
                                  ------     ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE
  PERIOD.......................   $10.51     $10.58    $10.55    $10.95    $11.66    $11.45
                                  ======     ======    ======    ======    ======    ======

Total Return (b)...............    2.01%*     5.89%     1.80%    -1.11%     7.41%     8.82%
Net Assets at End of the Period
  (In millions)................   $461.1     $443.5    $365.4    $416.2    $451.9    $425.6
Ratio of Expenses to Average
  Net Assets (c)...............    1.63%      1.65%     1.66%     1.66%     1.67%     1.71%
Ratio of Net Investment Income
  to Average Net Assets (c)....    5.45%      5.32%     5.52%     5.27%     5.26%     5.74%
Portfolio Turnover.............      10%*       15%       19%       22%       26%       29%

 * Non-Annualized

(a) As required, effective December 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the six months ended May 31, 2002 was to increase the ratio of net investment income to average net assets by .04%. Net investment income per share and net realized and unrealized gains and losses per share were unaffected by the adjustments. Per share, ratios, and supplemental data for periods prior to May 31, 2002 have not been restated to reflect this change in presentation.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within the first and second year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) For the year ended November 30, 1997, the impact on the Ratios of Expenses and Net Investment Income to Average Net Assets due to Van Kampen's reimbursement of certain expenses was less than 0.01%.

                                               See Notes to Financial Statements

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                  SIX
                                 MONTHS
                                 ENDED                 YEAR ENDED NOVEMBER 30,
CLASS C SHARES                  MAY 31,     ----------------------------------------------
                                2002 (a)     2001      2000      1999      1998      1997
                                ----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD..................   $10.57     $10.54    $10.93    $11.65    $11.44    $11.13
                                 ------     ------    ------    ------    ------    ------
  Net Investment Income.......      .29        .57       .59       .59       .61       .64
  Net Realized and Unrealized
    Gain/Loss.................     (.08)       .04      (.39)     (.72)      .22       .31
                                 ------     ------    ------    ------    ------    ------
Total from Investment
  Operations..................      .21        .61       .20      (.13)      .83       .95
Less Distributions from Net
  Investment Income...........      .28        .58       .59       .59       .62       .64
                                 ------     ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE
  PERIOD......................   $10.50     $10.57    $10.54    $10.93    $11.65    $11.44
                                 ======     ======    ======    ======    ======    ======

Total Return (b)..............    2.11%*     5.80%     1.90%    -1.20%     7.42%     8.82%
Net Assets at End of the
  Period (In millions)........   $217.5     $185.1    $128.6    $125.2    $110.6    $ 91.3
Ratio of Expenses to Average
  Net Assets (c)..............    1.63%      1.65%     1.66%     1.65%     1.67%     1.70%
Ratio of Net Investment Income
  to Average Net Assets (c)...    5.44%      5.32%     5.52%     5.27%     5.25%     5.69%
Portfolio Turnover............      10%*       15%       19%       22%       26%       29%

 * Non-Annualized

(a) As required, effective December 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the six months ended May 31, 2002 was to increase the ratio of net investment income to average net assets by .04%. Net investment income per share and net realized and unrealized gains and losses per share were unaffected by the adjustments. Per share, ratios, and supplemental data for periods prior to May 31, 2002 have not been restated to reflect this change in presentation.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) For the year ended November 30, 1997, the impact on the Ratios of Expenses and Net Investment Income to Average Net Assets due to Van Kampen's reimbursement of certain expenses was less than 0.01%.

See Notes to Financial Statements

NOTES TO
FINANCIAL STATEMENTS

May 31, 2002 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen High Yield Municipal Fund (the "Fund") is organized as a series of the Van Kampen Tax-Exempt Trust, a Delaware business trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek to provide investors with as high a level of interest income exempt from federal income tax as is consistent with the investing policies of the Fund. The Fund's investment adviser generally seeks to achieve the Fund's investment objective by investing primarily in a portfolio of medium- and lower-grade municipal securities. The Fund commenced investment operations on January 2, 1986. The distribution of the Fund's Class B and Class C Shares commenced on July 20, 1992 and December 10, 1993, respectively.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Fund may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will maintain, in a segregated account with its custodian, assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At May 31, 2002, the Fund had $24,807,608 of when-issued and delayed delivery purchase commitments.

NOTES TO
FINANCIAL STATEMENTS

May 31, 2002 (Unaudited)

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management Inc. (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt securities. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and transfer agency costs which are unique to each class of shares.

    As required, effective December 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. Prior to December 1, 2001, the Fund did not accrete market discount on fixed income securities. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $725,679 increase in cost of securities and a corresponding $725,679 decrease in net unrealized appreciation based on securities held by the Fund on December 1, 2001.

    The effect of this change for the six months ended May 31, 2002, was to increase net investment income by $438,015; decrease net unrealized appreciation by $350,325 and increase net realized losses by $87,690. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At November 30, 2001, the Fund had an accumulated capital loss carryforward for tax purposes of $22,835,977 which expires between November 30, 2003 and

NOTES TO
FINANCIAL STATEMENTS

May 31, 2002 (Unaudited)

November 30, 2009. Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses related to wash sale transactions.

    At May 31, 2002, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $2,069,321,771
                                                                ==============
Gross tax unrealized appreciation...........................    $   38,269,291
Gross tax unrealized depreciation...........................        90,889,279
                                                                --------------
Net tax unrealized depreciation on investments..............    $   52,619,988
                                                                ==============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

2. INVESTMENT ADVISORY AGREEMENT AND
OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser and Van Kampen Advisors Inc. (the "Subadviser") will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $300 million..........................................        .60%
Next $300 million...........................................        .55%
Over $600 million...........................................        .50%

    For the six months ended May 31, 2002, the Fund recognized expenses of approximately $32,300 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    Under an Accounting Services agreement, the Adviser provides accounting services to the Fund. The Adviser allocates the cost of such services to each fund. For the six months ended May 31, 2002, the Fund recognized expenses of approximately $52,200 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, which are reported as part of "Other" expenses in the Statement of Operations.

    Van Kampen Investor Services Inc., an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended May 31, 2002, the Fund recognized expenses of approximately $387,500. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees and are based on competitive market benchmarks.

NOTES TO
FINANCIAL STATEMENTS

May 31, 2002 (Unaudited)

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $100,365 are included in "Other" assets on the Statement of Assets and Liabilities at May 31, 2002. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

At May 31, 2002, capital aggregated $1,429,150,464, $482,501,510 and
$225,835,093 for Classes A, B, and C, respectively. For the six months ended May 31, 2002, transactions were as follows:

                                                            SHARES           VALUE
Sales:
  Class A...............................................   18,482,442    $ 194,046,409
  Class B...............................................    6,148,670       64,501,048
  Class C...............................................    4,587,244       48,067,600
                                                          -----------    -------------
Total Sales.............................................   29,218,356    $ 306,615,057
                                                          ===========    =============
Dividend Reinvestment:
  Class A...............................................    1,952,323    $  20,502,214
  Class B...............................................      562,764        5,908,018
  Class C...............................................      279,683        2,932,935
                                                          -----------    -------------
Total Dividend Reinvestment.............................    2,794,770    $  29,343,167
                                                          ===========    =============
Repurchases:
  Class A...............................................  (11,976,618)   $(125,570,857)
  Class B...............................................   (4,767,121)     (50,034,027)
  Class C...............................................   (1,660,631)     (17,397,156)
                                                          -----------    -------------
Total Repurchases.......................................  (18,404,370)   $(193,002,040)
                                                          ===========    =============

NOTES TO
FINANCIAL STATEMENTS

May 31, 2002 (Unaudited)

    At November 30, 2001, capital aggregated $1,340,172,698, $462,126,471 and
$192,231,714 for Classes A, B, and C, respectively. For the year ended November 30, 2001, transactions were as follows:

                                                            SHARES           VALUE
Sales:
  Class A...............................................   40,918,370    $ 436,042,638
  Class B...............................................   14,872,706      158,445,165
  Class C...............................................    7,420,570       78,985,234
                                                          -----------    -------------
Total Sales.............................................   63,211,646    $ 673,473,037
                                                          ===========    =============
Dividend Reinvestment:
  Class A...............................................    3,420,318    $  36,414,131
  Class B...............................................      940,607       10,009,704
  Class C...............................................      423,034        4,496,310
                                                          -----------    -------------
Total Dividend Reinvestment.............................    4,783,959    $  50,920,145
                                                          ===========    =============
Repurchases:
  Class A...............................................  (17,225,618)   $(183,450,755)
  Class B...............................................   (8,501,338)     (90,376,142)
  Class C...............................................   (2,524,121)     (26,808,965)
                                                          -----------    -------------
Total Repurchases.......................................  (28,251,077)   $(300,635,862)
                                                          ===========    =============

    Class B Shares purchased on or after June 1, 1996, and any dividend reinvestment plan Class B Shares received thereon, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment Class B Shares received thereon, automatically convert to Class A Shares six years after the end of the calendar month in which the shares were purchased. For the six months ended May 31, 2002 and the year ended November 30, 2001, 1,845,133 and 3,495,469 Class B Shares automatically converted to Class A Shares, respectively, and are shown in the above tables as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan C Shares received thereon, automatically convert to Class A Shares ten years after the end of the calendar month in which such shares were purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the six months ended May 31, 2002 and the year ended November 30, 2001, no Class C Shares converted to Class A Shares. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge
(CDSC). The CDSC will be imposed on most

NOTES TO
FINANCIAL STATEMENTS

May 31, 2002 (Unaudited)

redemptions made within five years of the purchase for Class B Shares and one year of the purchase for Class C Shares as detailed in the following schedule.

                                                              CONTINGENT DEFERRED
                                                                  SALES CHARGE
                                                                AS A PERCENTAGE
                                                                OF DOLLAR AMOUNT
                                                               SUBJECT TO CHARGE
                                                           --------------------------
YEAR OF REDEMPTION                                         CLASS B            CLASS C
First....................................................   4.00%              1.00%
Second...................................................   4.00%               None
Third....................................................   3.00%               None
Fourth...................................................   2.50%               None
Fifth....................................................   1.50%               None
Sixth and Thereafter.....................................    None               None

    For the six months ended May 31, 2002, Van Kampen, as distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $360,100 and CDSC on redeemed shares of approximately $356,700. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $342,845,452 and $190,600,937, respectively.

5. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to .25% of Class A average daily net assets and 1.00% each for Class B and Class C average daily net assets are accrued daily. Included in these fees for the six months ended May 31, 2002, are payments retained by Van Kampen of approximately $1,733,100 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $107,800.

           VAN KAMPEN INVESTMENTS

THE VAN KAMPEN
FAMILY OF FUNDS

Growth

   Aggressive Growth
   American Value
   Emerging Growth
   Enterprise
   Equity Growth
   Focus Equity
   Growth
   Mid Cap Growth
   Pace
   Select Growth
   Small Cap Growth
   Small Cap Value
   Tax Managed Equity Growth
   Technology

Growth and Income

   Comstock
   Equity and Income
   Growth and Income
   Harbor
   Real Estate Securities
   Utility
   Value
   Value Opportunities

Global/International

   Asian Equity
   Emerging Markets
   European Value Equity
   Global Equity Allocation
   Global Franchise
   Global Value Equity
   International Advantage
   International Magnum
   Latin American
   Worldwide High Income

Income

   Corporate Bond
   Government Securities
   High Income Corporate Bond
   High Yield
   Limited Maturity Government
   U.S. Government
   U.S. Government Trust for Income*

Capital Preservation

   Reserve
   Tax Free Money

Senior Loan

   Prime Rate Income Trust
   Senior Floating Rate

Tax Free

   California Insured Tax Free
   Florida Insured Tax Free Income*
   High Yield Municipal**
   Insured Tax Free Income
   Intermediate Term Municipal
     Income
   Municipal Income
   New York Tax Free Income
   Pennsylvania Tax Free Income
   Strategic Municipal Income

For more complete information, including risk considerations, fees, sales charges and ongoing expenses, please contact your financial advisor for a prospectus. Please read it carefully before you invest or send money.

To view a current Van Kampen fund prospectus or to receive additional fund information, choose from one of the following:

- visit our Web site at
  VANKAMPEN.COM--
  to view a prospectus, select
  Download Prospectus                                            [COMPUTER ICON]

- call us at (800) 847-2424
  Telecommunications Device
  for the Deaf (TDD) users,
  call (800) 421-2833.

                                                                    [PHONE ICON]

- e-mail us by visiting
  VANKAMPEN.COM and
  selecting Contact Us

                                                            [MAIL ICON]

 * Closed to new investors

** Open to new investors for a limited time

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES
VAN KAMPEN HIGH YIELD MUNICIPAL FUND

BOARD OF TRUSTEES

J. MILES BRANAGAN
JERRY D. CHOATE
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT INC.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

INVESTMENT SUBADVISER

VAN KAMPEN ADVISORS INC.
40 Broad Street, Suite 915
Boston, Massachusetts 02109

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 218256
Kansas City, Missouri 64121-8256

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

Van Kampen
Privacy Notice

The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you make with us, our affiliates, or third parties. We may also collect information you provide when using our web site, and text files (a.k.a. "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., Van Kampen Advisors Inc., Van Kampen Management Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen Trust Company, Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

Van Kampen Funds Inc.
1 Parkview Plaza, P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

                         [VAN KAMPEN INVESTMENTS LOGO]
Copyright (C)2002 Van Kampen Funds Inc. All rights reserved.
50, 150, 250                                                   Member NASD/SIPC.
HYM SAR 7/02                                                     6342G02-AP-7/02